UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		$9,190	$9,227
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,905

Total Loan Participations and Assignments (Cost $13,089)			13,132

CORPORATE BONDS & NOTES 37.9%
BANKING & FINANCE 31.1%
ABN AMRO Bank NV
4.800% due 04/18/2026		2,000	2,059
Air Lease Corp.
3.000% due 09/15/2023		3,150	3,021
American Tower Corp.
3.500% due 01/31/2023		3,375	3,359
4.700% due 03/15/2022		1,600	1,671
Banco Santander S.A.
6.250% due 09/11/2021 •(d)	EUR	400	543
Bank of America Corp.
3.419% due 12/20/2028 •		$242	232
4.000% due 04/01/2024		271	277
4.100% due 07/24/2023		5,600	5,783
4.125% due 01/22/2024		15,100	15,549
5.875% due 03/15/2028 •(d)		6,700	6,751
Barclays Bank PLC
7.625% due 11/21/2022 (e)		1,200	1,319
7.750% due 04/10/2023 •(e)		7,300	7,320
10.000% due 05/21/2021	GBP	300	513
14.000% due 06/15/2019 •(d)		100	159
Barclays PLC
4.375% due 01/12/2026		$1,500	1,504
6.500% due 09/15/2019 •(d)(e)	EUR	400	524
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$12,800	12,928
BPCE S.A.
5.150% due 07/21/2024		1,000	1,045
CIT Group, Inc.
3.875% due 02/19/2019		900	907
Cooperatieve Rabobank UA
4.375% due 08/04/2025		6,000	6,066
Credit Agricole S.A.
7.500% due 06/23/2026 •(d)	GBP	100	162
8.125% due 09/19/2033 •		$1,300	1,328
Credit Suisse AG
6.500% due 08/08/2023 (e)		2,300	2,505
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		400	403
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,254
Deutsche Bank AG
4.250% due 10/14/2021		16,375	16,642
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		7,033	7,229
FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,504
General Motors Financial Co., Inc.
4.250% due 05/15/2023		23,220	23,661
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	24,534
4.000% due 03/03/2024		16,700	16,917
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,079
HBOS PLC
6.750% due 05/21/2018		25,300	25,433
HSBC Holdings PLC
6.250% due 03/23/2023 •(d)(e)		7,000	7,105
6.375% due 09/17/2024 •(d)(e)		1,200	1,218
Intesa Sanpaolo SpA
3.375% due 01/12/2023		10,400	10,161
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	898
7.900% due 04/30/2018 •(d)		30,900	31,096

Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	3,300	4,206
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(d)	GBP	7,300	10,747
MetLife Capital Trust
7.875% due 12/15/2067		$600	756
Morgan Stanley
3.700% due 10/23/2024		10,000	9,950
3.875% due 04/29/2024		1,000	1,009
4.000% due 07/23/2025		6,900	6,963
Navient Corp.
5.500% due 01/15/2019		1,500	1,520
5.875% due 03/25/2021		5,255	5,393
7.250% due 01/25/2022		12,700	13,462
8.000% due 03/25/2020		1,100	1,171
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(d)(e)		1,800	1,876
8.625% due 08/15/2021 •(d)(e)		17,400	18,944
Santander UK Group Holdings PLC
2.875% due 08/05/2021		3,100	3,039
SLM Student Loan Trust
1.154% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	23,917	32,944
1.154% (BP0003M + 0.550%) due 12/15/2039 ~		7,810	10,684
Springleaf Finance Corp.
6.125% due 05/15/2022		$7,700	7,866
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	390	618
UBS AG
4.750% due 02/12/2026 •	EUR	400	543
7.625% due 08/17/2022 (e)		$4,000	4,500
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,329
5.895% (US0003M + 3.770%) due 06/15/2018 ~(d)		12,417	12,611

			404,790

INDUSTRIALS 5.2%
Altice France S.A.
5.375% due 05/15/2022	EUR	700	880
AutoNation, Inc.
6.750% due 04/15/2018		$800	801
Braskem Finance Ltd.
5.750% due 04/15/2021		1,600	1,677
Charter Communications Operating LLC
4.908% due 07/23/2025		800	818
CVS Health Corp.
4.100% due 03/25/2025		2,850	2,872
4.300% due 03/25/2028		10,000	10,082
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		184	187
6.200% due 01/02/2020 «		175	177
Ecopetrol S.A.
5.875% due 09/18/2023		2,500	2,681
Energy Transfer LP
9.700% due 03/15/2019		300	318
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,300	1,371
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		300	300
3.950% due 09/01/2022		1,000	1,009
6.850% due 02/15/2020		3,000	3,188
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		2,785	2,750
Magellan Health, Inc.
4.400% due 09/22/2024		8,500	8,467
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,092	1,212
7.150% due 04/01/2021		10,861	11,296
Ooredoo International Finance Ltd.
5.000% due 10/19/2025		11,800	12,398
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	104
SES Global Americas Holdings GP
2.500% due 03/25/2019		400	398
Solvay Finance America LLC
4.450% due 12/03/2025		1,000	1,037
Volkswagen Group of America Finance LLC
2.374% (US0003M + 0.470%) due 05/22/2018 ~		1,100	1,100
WestJet Airlines Ltd.
3.500% due 06/16/2021		1,800	1,794

			66,917

UTILITIES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		700	713

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		600	601
Verizon Communications, Inc.
4.500% due 08/10/2033		12,000	12,170
4.672% due 03/15/2055		8,000	7,636

			21,120

Total Corporate Bonds & Notes (Cost $485,035)			492,827

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.5%
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022		200	201
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		4,350	4,742
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020		200	202
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,095	1,197

			6,342

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		1,390	1,430

Total Municipal Bonds & Notes (Cost $7,407)			7,772

U.S. GOVERNMENT AGENCIES 34.7%
Fannie Mae
4.500% due 08/01/2039 - 11/01/2041		277	293
Fannie Mae, TBA
3.000% due 04/01/2033 - 05/01/2033		74,000	73,791
3.500% due 05/01/2033 - 06/01/2048		303,000	303,199
4.000% due 05/01/2048 - 06/01/2048		21,000	21,498
5.000% due 05/01/2048		33,000	35,183
Freddie Mac
2.000% (COF 11 + 1.250%) due 12/01/2018 ~		1	1
6.500% due 01/01/2038 - 10/01/2038		51	58
Ginnie Mae
2.345% (US0001M + 0.770%) due 02/20/2066 ~		3,244	3,264
2.375% (H15T1Y + 1.500%) due 01/20/2022 ~		3	3
Tennessee Valley Authority
7.125% due 05/01/2030		10,000	14,002

Total U.S. Government Agencies (Cost $449,777)			451,292

U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Notes
1.875% due 01/31/2022 (f)(h)		164,900	161,149
2.250% due 02/15/2027 (f)(j)		15,600	14,986
2.375% due 05/15/2027 (f)		21,000	20,363
2.750% due 02/28/2025 (f)		127,500	127,976

Total U.S. Treasury Obligations (Cost $327,748)			324,474

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Banc of America Funding Trust
4.028% due 01/20/2047 ^~		67	64
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~		24	22
3.643% due 10/25/2033 ~		34	35
Bear Stearns ALT-A Trust
3.434% due 02/25/2036 ^~		680	606
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		129	131
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~		153	155
Cordusio RMBS SRL
0.000% (EUR003M + 0.140%) due 06/30/2035 ~	EUR	48	59
Countrywide Alternative Loan Trust
2.072% (US0001M + 0.200%) due 05/25/2036 ~		$58	50
6.000% due 08/25/2034		8,342	8,775
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~		121	106
3.412% due 08/25/2034 ^~		19	18
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~		4	4
Downey Savings & Loan Association Mortgage Loan Trust
2.068% (US0001M + 0.260%) due 08/19/2045 ~		850	806
3.447% due 07/19/2044 ~		552	558
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,685	3,767

Fort Cre LLC
3.361% (LIBOR01M + 1.500%) due 05/21/2036 ~		$1,488	1,488
GreenPoint Mortgage Funding Trust
2.332% (US0001M + 0.460%) due 06/25/2045 ~		1,917	1,774
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~		4	4
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		220	225
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~		28	28
3.731% due 09/25/2035 ~		487	503
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~		163	160
2.162% (US0001M + 0.340%) due 06/20/2035 ~		267	263
HomeBanc Mortgage Trust
2.132% (US0001M + 0.260%) due 01/25/2036 ~		1,268	1,257
3.122% due 04/25/2037 ^~		100	93
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~		27	28
3.536% due 07/25/2035 ~		328	330
3.688% due 07/25/2035 ~		442	458
3.702% due 02/25/2035 ~		25	25
LMREC, Inc.
3.554% (LIBOR01M + 1.700%) due 11/24/2031 «~		21,000	21,000
Morgan Stanley Mortgage Loan Trust
3.623% due 08/25/2034 ~		3,358	3,426
RBSSP Resecuritization Trust
2.131% (US0001M + 0.500%) due 09/26/2034 ~		1,515	1,478
2.131% (US0001M + 0.500%) due 04/26/2037 ~		1,274	1,209
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~		961	482
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~		51	51
Structured Asset Mortgage Investments Trust
2.492% (US0001M + 0.620%) due 09/25/2045 ~		828	787
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	8,622	11,797
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		1,992	2,696
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		1,558	2,091
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		1,660	2,229
WaMu Mortgage Pass-Through Certificates Trust
2.182% (US0001M + 0.310%) due 01/25/2045 ~		$97	96
2.283% (12MTA + 1.000%) due 02/25/2046 ~		659	647
2.612% (US0001M + 0.740%) due 11/25/2034 ~		1,025	1,012
Wells Fargo Mortgage-Backed Securities Trust
3.758% due 03/25/2036 ~		173	169

Total Non-Agency Mortgage-Backed Securities (Cost $66,656)			70,962

ASSET-BACKED SECURITIES 32.2%
Ameriquest Mortgage Securities Trust
2.262% (US0001M + 0.390%) due 03/25/2036 ~		100	99
Arbor Realty Commercial Real Estate Notes Ltd.
3.077% (US0001M + 1.300%) due 04/15/2027 ~		11,900	12,004
Atrium CDO Corp.
2.575% due 04/22/2027 ~		5,650	5,642
3.094% (US0003M + 1.350%) due 10/23/2024 ~		10,000	10,040
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		1,804	1,806
Bear Stearns Asset-Backed Securities Trust
2.072% (US0001M + 0.200%) due 12/25/2036 ~		1,005	1,004
2.282% (US0001M + 0.410%) due 12/25/2035 ~		416	417
2.872% (US0001M + 1.000%) due 10/25/2037 ~		275	277
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~		7	7
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	1,857	2,288
BSPRT Issuer Ltd.
3.127% (US0001M + 1.350%) due 06/15/2027 ~		$11,000	11,056
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~		15,000	15,004
Cent CLO Ltd.
3.203% (US0003M + 1.410%) due 11/07/2026 ~		5,400	5,404
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.802% (US0001M + 0.930%) due 05/25/2035 ~		3,499	3,470
Conseco Finance Corp.
6.220% due 03/01/2030		80	85
6.530% due 02/01/2031 ~		2,231	2,178
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		8,451	8,490
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		22,470	22,526
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~		12,600	12,625
2.620% due 10/15/2027 ~		8,300	8,314
ECAF Ltd.
3.473% due 06/15/2040		573	569
4.947% due 06/15/2040		462	470

ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		10,000	10,008
First Franklin Mortgage Loan Trust
2.607% (US0001M + 0.735%) due 09/25/2035 ~		558	561
First NLC Trust
2.577% (US0001M + 0.705%) due 12/25/2035 ~		569	572
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~		17,354	17,369
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~		13,600	13,636
Greystone Commercial Real Estate Ltd.
3.327% (US0001M + 1.550%) due 03/15/2027 ~		17,900	17,927
Harvest CLO DAC
0.630% due 11/18/2029 ~	EUR	2,150	2,649
Home Equity Asset Trust
3.072% (US0001M + 1.200%) due 10/25/2033 ~		$547	544
Jamestown CLO Ltd.
2.862% (US0003M + 1.140%) due 01/15/2026 ~		6,250	6,256
2.951% (US0003M + 1.220%) due 01/17/2027 ~		12,750	12,762
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	12,850	15,787
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~		$25,000	25,010
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~		20,000	20,020
Merrill Lynch Mortgage Investors Trust
1.992% (US0001M + 0.120%) due 02/25/2037 ~		180	83
METAL LLC
4.581% due 10/15/2042		3,369	3,373
Morgan Stanley ABS Capital, Inc. Trust
2.517% (US0001M + 0.645%) due 09/25/2035 ~		467	470
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~		130	69
Mountain View CLO Ltd.
2.962% (US0003M + 1.240%) due 10/15/2026 ~		7,000	7,008
Navient Student Loan Trust
2.922% (US0001M + 1.050%) due 12/27/2066 ~		20,032	20,327
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		9,260	9,263
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.757% (US0001M + 0.885%) due 09/25/2035 ~		1,000	1,010
OFSI Fund Ltd.
2.381% due 03/20/2025 ~		6,000	6,003
OHA Loan Funding Ltd.
2.732% (US0003M + 1.270%) due 08/23/2024 ~		4,524	4,527
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		18,600	18,661
Residential Asset Securities Corp. Trust
2.512% (US0001M + 0.640%) due 08/25/2035 ~		6,189	6,072
Shackleton CLO Ltd.
2.842% (US0003M + 1.120%) due 01/13/2025 ~		4,700	4,704
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		5,272	5,220
Structured Asset Investment Loan Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~		401	403
2.577% (US0001M + 0.705%) due 03/25/2034 ~		3,616	3,521
Structured Asset Securities Corp. Mortgage Loan Trust
2.212% (US0001M + 0.340%) due 02/25/2036 ~		1,000	1,002
2.322% (US0001M + 0.450%) due 11/25/2035 ~		1,200	1,205
TICP CLO Ltd.
2.925% (US0003M + 1.180%) due 01/20/2027 ~		11,800	11,805
VOLT LLC
3.000% due 10/25/2047		14,990	14,888
3.125% due 06/25/2047		3,465	3,455
3.250% due 05/25/2047		3,185	3,178
3.375% due 04/25/2047		6,022	6,024
3.375% due 05/28/2047		7,378	7,384
3.500% due 03/25/2047		11,442	11,450
Wells Fargo Home Equity Asset-Backed Securities Trust
2.757% (US0001M + 0.885%) due 11/25/2035 ~		1,500	1,513
2.922% (US0001M + 1.050%) due 10/25/2034 ~		235	230

Total Asset-Backed Securities (Cost $415,639)			419,724

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,500	3,099

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$3,300	3,338

Total Sovereign Issues (Cost $6,273)			6,437

SHORT-TERM INSTRUMENTS 10.1%
JAPAN TREASURY BILLS 10.1%
(0.158)% due 05/07/2018 (b)(c)	JPY	14,000,000	131,591

U.S. TREASURY BILLS 0.0%
1.526% due 04/19/2018 (a)(b)(f)		$500	500

Total Short-Term Instruments (Cost $130,377)			132,091

Total Investments in Securities (Cost $1,902,001)			1,918,711

Total Investments 147.4% (Cost $1,902,001)			$1,918,711
Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $4,041)			(1,468)
Other Assets and Liabilities, net (47.3)%			(615,120)

Net Assets 100.0%			$1,302,123

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RCY	1.720%	02/16/2018	05/18/2018	$(120,120)	$(120,378)

Total Reverse Repurchase Agreements					$(120,378)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	1.800%	03/22/2018	04/05/2018	$(64,907)	$(64,897)
	2.000	03/23/2018	04/03/2018	(10,511)	(10,511)
UBS	1.560	01/09/2018	04/06/2018	(160,151)	(160,123)

Total Sale-Buyback Transactions					$(235,531)

(f)	Securities with an aggregate market value of $355,804 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(404,613) at a weighted average interest rate of 1.547%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Payable for sale-buyback transactions includes $(38) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.250	05/25/2018	159	$159	$2	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	108.000	05/25/2018	28	28	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	364	364	3	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	363	363	3	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.000	05/25/2018	273	273	2	2
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.500	05/25/2018	468	468	4	7

Total Purchased Options					$14	$11

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	531	EUR	104,167	$1,905	$131	$0
U.S. Treasury 5-Year Note June Futures	06/2018	187		$21,404	64	20	0
U.S. Treasury 10-Year Note June Futures	06/2018	550		66,627	613	129	0

					$2,582	$280	$0

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2018	748	EUR	(142,281)	$(2,543)	$0	$(258)

Total Futures Contracts					$39	$280	$(258)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.992%	$30,500	$3,769	$1,123	$4,892	$50	$0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.558	11,000	1,997	(24)	1,973	0	(9)
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.456	8,900	(182)	335	153	0	(1)
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.630	1,100	(37)	52	15	0	(1)

						$5,547	$1,486	$7,033	$50	$(11)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$25,000	$1,508	$42	$1,550	$112	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	23,300	1,971	(424)	1,547	95	0

					$3,479	$(382)	$3,097	$207	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (5)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020		$600,000	$(9,368)	$(868)	$(10,236)	$37	$0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		78,400	3,026	(368)	2,658	0	(45)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		256,700	1,879	17,890	19,769	0	(395)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	46,000	1,054	(758)	296	0	(241)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	(72)	(152)	63	0
Pay	28-Day MXN-TIIE	6.000	Lunar	06/07/2022	MXN	1,039,800	791	(3,744)	(2,953)	105	0
							$(2,698)	$12,080	$9,382	$205	$(681)

Total Swap Agreements							$6,328	$13,184	$19,512	$462	$(692)

(h)	Securities with an aggregate market value of $19,746 and cash of $22,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	AUD	34,746	$	27,355	$669	$0
	04/2018	$	5,216	RUB	298,173	0	(15)
BPS	04/2018	BRL	386	$	116	0	(1)
	04/2018	$	119	BRL	386	0	(1)
	05/2018	BRL	386	$	118	1	0
	05/2018	$	366	MXN	6,828	8	0
	06/2018	TWD	2,285,238	$	79,066	254	0
CBK	04/2018	BRL	23,111		7,104	104	0
	04/2018	GBP	52,841		74,316	180	0
	04/2018	$	6,953	BRL	23,111	47	0
	04/2018		1,091	GBP	780	3	0
	05/2018		25,282	MXN	473,382	609	0
	07/2018		470	PLN	1,602	0	(1)
DUB	04/2018		26,890	AUD	34,746	0	(203)
	05/2018	AUD	34,746	$	26,893	206	0
GLM	04/2018	EUR	25,462		31,485	155	0
	05/2018		347		429	1	0
HUS	04/2018	$	74,025	GBP	52,061	0	(983)
	04/2018		482	PLN	1,602	0	(14)
	05/2018	GBP	52,061	$	74,114	983	0
	05/2018	$	8,460	RUB	490,564	53	0
	05/2018		257	ZAR	3,135	7	0
JPM	04/2018	BRL	74,088	$	22,290	0	(151)
	04/2018	$	22,668	BRL	74,088	0	(227)
MSB	04/2018	RUB	298,173	$	5,232	31	0
	04/2018	$	3,280	JPY	349,178	1	0
	04/2018		5,224	RUB	298,173	0	(31)
SCX	04/2018	BRL	51,362	$	15,782	224	0
	04/2018	$	15,453	BRL	51,363	105	0
SOG	06/2018		22,223	TWD	643,700	0	(24)
UAG	04/2018	JPY	349,178	$	3,325	43	0
	04/2018	$	31,537	EUR	25,462	0	(207)
	05/2018	EUR	25,462	$	31,602	208	0
	05/2018	JPY	14,000,000		129,478	0	(2,343)
	05/2018	$	3,331	JPY	349,178	0	(44)
	05/2018		21,546	TRY	84,240	0	(504)
	06/2018	KRW	3,199,711	$	3,023	13	0
	06/2018	$	27,418	INR	1,786,776	0	(272)

Total Forward Foreign Currency Contracts						$3,905	$(5,021)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$69.000	05/07/2018	$265,000	$10	$0

Total Purchased Options					$10	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$96,400	$(146)	$(112)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	48,200	(56)	(56)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	60,700	(83)	(32)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	51,100	(82)	(71)

						$(367)	$(271)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$100.750	04/05/2018	$30,000	$(80)	$(9)

Total Written Options					$(447)	$(280)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.685%	$2,800	$(16)	$(22)	$0	$(38)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.314%	$10,750	$(749)	$620	$0	$(129)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	5,300	(370)	306	0	(64)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837	29,800	(782)	986	204	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	800	66	20	86	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	9,300	(56)	69	13	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274	500	43	10	53	0

							$(1,848)	$2,011	$356	$(193)

Total Swap Agreements							$(1,864)	$1,989	$356	$(231)

(j)	Securities with an aggregate market value of $3,598 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$13,132	$13,132
Corporate Bonds & Notes
Banking & Finance	0	404,790	0	404,790
Industrials	0	66,740	177	66,917
Utilities	0	21,120	0	21,120
Municipal Bonds & Notes
Illinois	0	6,342	0	6,342
Texas	0	1,430	0	1,430
U.S. Government Agencies	0	451,292	0	451,292
U.S. Treasury Obligations	0	324,474	0	324,474
Non-Agency Mortgage-Backed Securities	0	49,962	21,000	70,962
Asset-Backed Securities	0	419,724	0	419,724
Sovereign Issues	0	6,437	0	6,437
Short-Term Instruments
Japan Treasury Bills	0	131,591	0	131,591
U.S. Treasury Bills	0	500	0	500

Total Investments	$0	$1,884,402	$34,309	$1,918,711

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	280	473	0	753
Over the counter	0	4,261	0	4,261
	$280	$4,734	$0	$5,014

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(258)	(692)	0	(950)
Over the counter	0	(5,532)	0	(5,532)
	$(258)	$(6,224)	$0	$(6,482)

Total Financial Derivative Instruments	$22	$(1,490)	$0	$(1,468)

Totals	$22	$1,882,912	$34,309	$1,917,243

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 12/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$30,917	$0	$(17,931)	$33	$491	$(378)	$0	$0	$13,132	$(2)
Corporate Bonds & Notes
Industrials	199	0	(21)	(1)	(1)	1	0	0	177	0
Non-Agency Mortgage-Backed Securities	21,210	0	(0)	0	0	(210)	0	0	21,000	(210)

Totals	$52,326	$0	$(17,952)	$32	$490	$(587)	$0	$0	$34,309	$(212)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$13,132	Proxy Pricing	Base Price	100.000-100.130
Corporate Bonds & Notes
Industrials	177	Third Party Vendor	Broker Quote	101.312
Non-Agency Mortgage-Backed Securities	21,000	Third Party Vendor	Broker Quote	100.000

Total	$34,309

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 251.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Las Vegas Sands LLC
3.627% due 03/29/2024 ~	$246	$247

Total Loan Participations and Assignments (Cost $247)		247

CORPORATE BONDS & NOTES 116.3%
BANKING & FINANCE 58.8%
AerCap Ireland Capital DAC
4.250% due 07/01/2020 (g)	500	509
4.625% due 10/30/2020 (g)	500	515
Air Lease Corp.
2.750% due 01/15/2023 (g)	1,300	1,256
4.750% due 03/01/2020 (g)	500	514
Allstate Corp.
2.932% due 03/29/2023 ~	300	301
Ally Financial, Inc.
3.250% due 11/05/2018	200	200
3.500% due 01/27/2019	300	301
3.600% due 05/21/2018	800	801
4.125% due 03/30/2020	300	302
8.000% due 03/15/2020	200	215
Aozora Bank Ltd.
2.750% due 03/09/2020 (g)	1,000	992
Athene Global Funding
2.875% due 10/23/2018 (g)	800	799
Aviation Capital Group LLC
2.875% due 01/20/2022 (g)	800	784
6.750% due 04/06/2021 (g)	250	275
Bank of America Corp.
5.397% (US0003M + 3.630%) due 04/30/2018 ~(e)	1,200	1,201
8.125% due 05/15/2018 •(e)	300	302
Barclays PLC
2.750% due 11/08/2019	1,000	993
8.250% due 12/15/2018 •(e)(f)	1,300	1,345
BGC Partners, Inc.
5.125% due 05/27/2021 (g)	300	308
BOC Aviation Ltd.
2.375% due 09/15/2021 (g)	400	385
3.000% due 03/30/2020 (g)	850	846
3.000% due 05/23/2022	1,300	1,264
3.875% due 05/09/2019	294	296
Cantor Fitzgerald LP
6.500% due 06/17/2022 (g)	200	218
7.875% due 10/15/2019 (g)	300	319
CIT Group, Inc.
3.875% due 02/19/2019	100	101
5.375% due 05/15/2020	100	103
5.500% due 02/15/2019	168	172
Citigroup, Inc.
2.691% (US0003M + 0.950%) due 07/24/2023 ~(g)	1,500	1,507
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022 (g)	850	857
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	126	129
Five Corners Funding Trust
4.419% due 11/15/2023 (g)	500	523
General Motors Financial Co., Inc.
3.500% due 07/10/2019 (g)	2,000	2,013
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020 (g)	350	366
HBOS PLC
6.750% due 05/21/2018	500	503
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	1,000	978
ICICI Bank Ltd.
3.125% due 08/12/2020	300	297
3.500% due 03/18/2020 (g)	400	400
International Lease Finance Corp.
6.250% due 05/15/2019 (g)	200	207
7.125% due 09/01/2018 (g)	300	305
8.250% due 12/15/2020 (g)	250	279

JPMorgan Chase & Co.
7.900% due 04/30/2018 •(e)		900	906
LeasePlan Corp. NV
2.500% due 05/16/2018 (g)		666	666
2.875% due 01/22/2019 (g)		600	598
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(e)	GBP	1,050	1,546
Macquarie Bank Ltd.
2.600% due 06/24/2019		$100	100
Macquarie Group Ltd.
6.000% due 01/14/2020 (g)		2,000	2,094
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		1,000	962
2.750% due 10/21/2020		300	297
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~(g)		1,400	1,413
Navient Corp.
4.875% due 06/17/2019		1,000	1,010
5.500% due 01/15/2019		500	507
8.000% due 03/25/2020		500	532
Nomura Holdings, Inc.
6.700% due 03/04/2020 (g)		623	664
ORIX Corp.
2.900% due 07/18/2022 (g)		1,200	1,174
Qatari Diar Finance Co.
5.000% due 07/21/2020		600	622
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~(g)		700	707
3.498% due 05/15/2023 •(g)		600	590
Santander Holdings USA, Inc.
2.700% due 05/24/2019 (g)		1,000	998
Santander UK PLC
2.350% due 09/10/2019		1,300	1,289
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (g)		700	682
2.650% due 07/15/2021		600	585
3.000% due 07/15/2022 (g)		300	294
Springleaf Finance Corp.
8.250% due 12/15/2020		200	218
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		600	601
3.622% due 04/17/2019 (g)		1,100	1,105
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		500	496
Suncorp-Metway Ltd.
2.100% due 05/03/2019 (g)		500	496
UBS AG
4.750% due 05/22/2023 •		1,900	1,905
VEREIT Operating Partnership LP
3.000% due 02/06/2019 (g)		500	500
WEA Finance LLC
2.700% due 09/17/2019 (g)		500	498

			48,036

INDUSTRIALS 47.9%
Allergan Sales LLC
5.000% due 12/15/2021 (g)		400	418
Altice France S.A.
5.375% due 05/15/2022	EUR	100	126
AP Moller - Maersk A/S
2.550% due 09/22/2019 (g)		$400	398
Aptiv PLC
3.150% due 11/19/2020 (g)		700	699
Arrow Electronics, Inc.
3.500% due 04/01/2022 (g)		600	596
Asciano Finance Ltd.
4.625% due 09/23/2020 (g)		700	716
BAT Capital Corp.
2.719% due 08/15/2022 ~(g)		1,000	1,007
Boral Finance Pty. Ltd.
3.000% due 11/01/2022 (g)		600	586
Central Nippon Expressway Co. Ltd.
2.957% (US0003M + 0.850%) due 09/14/2021 ~(g)		1,400	1,419
Charter Communications Operating LLC
4.464% due 07/23/2022		700	716
Crown Castle Towers LLC
3.222% due 05/15/2042 (g)		300	298
CVS Health Corp.
3.350% due 03/09/2021		1,000	1,006
3.500% due 07/20/2022 (g)		200	200
D.R. Horton, Inc.
3.750% due 03/01/2019		200	201
4.000% due 02/15/2020 (g)		300	305
4.375% due 09/15/2022 (g)		1,000	1,036

Dell International LLC
4.420% due 06/15/2021	400	411
5.450% due 06/15/2023 (g)	400	424
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	151	161
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,400	1,399
DISH DBS Corp.
4.250% due 04/01/2018	1,000	1,000
7.875% due 09/01/2019	300	315
Ecopetrol S.A.
7.625% due 07/23/2019	1,500	1,588
EMC Corp.
1.875% due 06/01/2018	600	598
Energy Transfer LP
9.000% due 04/15/2019 (g)	200	212
Flex Ltd.
4.625% due 02/15/2020 (g)	300	308
General Electric Co.
5.000% due 01/21/2021 •(e)	2,000	1,982
Georgia-Pacific LLC
3.734% due 07/15/2023 (g)	200	204
Imperial Brands Finance PLC
2.050% due 07/20/2018 (g)	400	399
2.950% due 07/21/2020 (g)	650	646
Kansas City Southern
3.000% due 05/15/2023 (g)	1,500	1,455
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~(g)	1,200	1,224
7.250% due 06/01/2018 (g)	500	503
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	177	175
Masco Corp.
5.950% due 03/15/2022	76	82
7.125% due 03/15/2020	52	56
McCormick & Co., Inc.
3.150% due 08/15/2024 (g)	1,400	1,360
MGM Resorts International
6.750% due 10/01/2020	300	319
8.625% due 02/01/2019	400	420
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019 (g)	400	399
Mylan NV
3.150% due 06/15/2021 (g)	1,400	1,382
National Fuel Gas Co.
8.750% due 05/01/2019 (g)	500	530
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018 (g)	1,100	1,102
Pioneer Natural Resources Co.
3.450% due 01/15/2021 (g)	300	302
6.875% due 05/01/2018	100	100
QUALCOMM, Inc.
2.600% due 01/30/2023 (g)	1,700	1,631
Reynolds American, Inc.
4.000% due 06/12/2022 (g)	600	611
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	736
6.250% due 03/15/2022 (g)	300	326
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	100	97
SK Telecom Co. Ltd.
2.125% due 05/01/2018	400	400
Sky PLC
3.125% due 11/26/2022 (g)	1,000	991
Solvay Finance America LLC
3.400% due 12/03/2020 (g)	400	402
Southern Co.
2.950% due 07/01/2023 (g)	1,100	1,069
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020 (g)	850	883
5.877% due 07/15/2019 (g)	200	207
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	400	377
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019 (g)	500	484
2.800% due 07/21/2023	300	254
Time Warner Cable LLC
8.250% due 04/01/2019	300	315
Universal Health Services, Inc.
3.750% due 08/01/2019	100	101
WestJet Airlines Ltd.
3.500% due 06/16/2021 (g)	1,100	1,096

Woodside Finance Ltd.
8.750% due 03/01/2019	400	422

		39,185

UTILITIES 9.6%
AT&T, Inc.
2.723% (US0003M + 0.890%) due 02/14/2023 ~(g)	1,100	1,116
BP Capital Markets PLC
3.015% (US0003M + 0.870%) due 09/16/2021 ~(g)	700	712
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	200
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018 (g)	400	415
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021 (g)	300	324
E.ON International Finance BV
5.800% due 04/30/2018	1,384	1,387
FirstEnergy Corp.
2.850% due 07/15/2022	700	679
KT Corp.
2.625% due 04/22/2019	200	199
Pennsylvania Electric Co.
5.200% due 04/01/2020	800	828
Plains All American Pipeline LP
2.600% due 12/15/2019	500	494
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	800	793
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	605
Telstra Corp. Ltd.
3.125% due 04/07/2025	100	97

		7,849

Total Corporate Bonds & Notes (Cost $95,662)		95,070

MUNICIPAL BONDS & NOTES 1.5%
PENNSYLVANIA 1.5%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.000% due 10/25/2036 ~	1,289	1,273

Total Municipal Bonds & Notes (Cost $1,266)		1,273

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
2.522% (LIBOR01M + 0.650%) due 09/25/2023 ~	2	2
2.720% (T7Y - 0.050%) due 09/25/2022 ~	25	25
3.000% due 03/01/2042 (g)	191	188
Freddie Mac
5.777% (LIBOR01M + 4.000%) due 01/15/2022 ~	16	17
Ginnie Mae
2.255% (US0001M + 0.680%) due 08/20/2061 ~(g)	185	185
2.272% (LIBOR01M + 0.450%) due 10/20/2037 ~	52	52

Total U.S. Government Agencies (Cost $468)		469

U.S. TREASURY OBLIGATIONS 90.1%
U.S. Treasury Notes
2.250% due 03/31/2020 (a)	69,600	69,563
2.500% due 01/31/2025 (g)	4,150	4,101

Total U.S. Treasury Obligations (Cost $73,640)		73,664

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~	4	4
BAMLL Commercial Mortgage Securities Trust
2.577% (LIBOR01M + 0.800%) due 06/15/2028 ~	93	93
Banc of America Funding Trust
2.122% (US0001M + 0.300%) due 02/20/2035 ~	17	17
3.600% due 09/20/2034 ~	102	105
Bear Stearns Adjustable Rate Mortgage Trust
3.400% due 04/25/2033 ~	40	41
3.532% due 11/25/2034 ~	65	63
3.808% due 01/25/2034 ~	10	11
Citicorp Mortgage Securities Trust
5.500% due 08/25/2021	1	1
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	10	10
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~	186	181
Credit Suisse First Boston Mortgage Securities Corp.
3.345% due 06/25/2033 ~	23	23

5.362% due 05/15/2036 ~	500	503
6.500% due 04/25/2033	107	110
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	9	9
4.231% (US0012M + 1.750%) due 08/25/2033 ~	199	200
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	431	422
2.872% (US0001M + 1.000%) due 07/25/2033 ~	329	322
JPMorgan Mortgage Trust
3.555% due 02/25/2034 ~	54	55
3.580% due 06/25/2035 ~	24	23
3.584% due 09/25/2034 ~	10	10
3.702% due 02/25/2035 ~	5	5
3.714% due 04/25/2035 ~	198	203
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.257% (US0001M + 0.480%) due 06/15/2030 ~	26	25
2.612% due 10/20/2029 ~	17	17
Merrill Lynch Mortgage Investors Trust
2.332% (US0001M + 0.460%) due 04/25/2029 ~	9	8
2.512% (US0001M + 0.640%) due 10/25/2028 ~	7	7
3.525% due 02/25/2035 ~	173	178
Morgan Stanley Mortgage Loan Trust
3.688% due 11/25/2034 ~	12	12
Motel 6 Trust
2.697% due 08/15/2034 ~	889	893
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	10	10
Sequoia Mortgage Trust
2.508% (US0001M + 0.700%) due 10/19/2026 ~	84	85
2.582% (US0001M + 0.760%) due 10/20/2027 ~	17	16
Structured Asset Mortgage Investments Trust
2.388% (US0001M + 0.580%) due 07/19/2034 ~	53	53
2.468% (US0001M + 0.660%) due 09/19/2032 ~	14	14
6.685% due 06/25/2029 ~	7	7
Structured Asset Securities Corp. Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2027 ~	13	13
Thornburg Mortgage Securities Trust
2.512% (US0001M + 0.640%) due 09/25/2043 ~	9	9
3.402% due 04/25/2045 ~	38	38
WaMu Mortgage Pass-Through Certificates Trust
2.142% (US0001M + 0.270%) due 12/25/2045 ~	256	251
2.162% (US0001M + 0.290%) due 10/25/2045 ~	42	42
2.272% (US0001M + 0.400%) due 06/25/2044 ~	34	33
2.612% (US0001M + 0.740%) due 11/25/2034 ~	83	82
2.683% (12MTA + 1.400%) due 06/25/2042 ~	10	10
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~	1,000	1,003
Wells Fargo Mortgage-Backed Securities Trust
3.629% due 10/25/2033 ~	53	54
3.792% due 12/25/2034 ~	128	133

Total Non-Agency Mortgage-Backed Securities (Cost $5,347)		5,404

ASSET-BACKED SECURITIES 25.3%
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	500	500
Amortizing Residential Collateral Trust
2.872% (US0001M + 1.000%) due 10/25/2034 ~	313	316
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.912% (US0001M + 1.040%) due 04/25/2034 ~	101	101
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	600	600
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	206	205
Bear Stearns Asset-Backed Securities Trust
2.622% (US0001M + 0.750%) due 03/25/2035 ~	1,000	979
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	44	43
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~	500	500
2.910% (US0003M + 1.150%) due 07/27/2026 ~	500	500
Chase Funding Trust
2.612% (US0001M + 0.740%) due 10/25/2032 ~	68	67
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	550	550
Colony American Finance Ltd.
2.544% due 06/15/2048	231	227
Colony Starwood Homes Trust
3.308% (LIBOR01M + 1.500%) due 07/17/2033 ~	196	198
Delta Funding Home Equity Loan Trust
2.597% (US0001M + 0.820%) due 09/15/2029 ~	6	6
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	600	601
GSAA Home Equity Trust
2.512% (US0001M + 0.640%) due 12/25/2034 ~	16	16
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	1,000	996

2.864% (US0003M + 1.130%) due 04/18/2026 ~		1,100	1,101
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~		700	700
Monarch Grove CLO
2.443% due 01/25/2028 ~		1,500	1,500
Navient Student Loan Trust
3.122% (US0001M + 1.250%) due 06/25/2065 ~		163	167
New Century Home Equity Loan Trust
2.802% (US0001M + 0.930%) due 11/25/2034 ~		902	909
NovaStar Mortgage Funding Trust
2.532% (LIBOR01M + 0.660%) due 01/25/2036 ~		1,500	1,493
OneMain Financial Issuance Trust
2.570% due 07/18/2025		81	81
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~		500	500
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~		6	6
Residential Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 09/25/2029 ~		5	5
Securitized Asset-Backed Receivables LLC Trust
2.547% (US0001M + 0.675%) due 01/25/2035 ~		1,345	1,323
SLM Student Loan Trust
2.495% (US0003M + 0.750%) due 04/25/2023 ~		896	893
2.675% (US0003M + 0.550%) due 12/15/2025 ~		555	558
3.245% (US0003M + 1.500%) due 04/25/2023 ~		1,021	1,043
3.445% (US0003M + 1.700%) due 07/25/2023 ~		846	869
SMB Private Education Loan Trust
2.777% (US0001M + 1.000%) due 06/15/2027 ~		368	372
SoFi Professional Loan Program LLC
3.020% due 02/25/2040		359	354
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		60	60
VOLT LLC
3.000% due 10/25/2047		500	496
3.125% due 06/25/2047		62	62
3.125% due 09/25/2047		1,329	1,325
3.250% due 06/25/2047		436	435

Total Asset-Backed Securities (Cost $20,595)			20,657

SOVEREIGN ISSUES 3.2%
Export-Import Bank of India
2.750% due 04/01/2020 (g)		1,200	1,187
Japan Finance Organization for Municipalities
2.125% due 03/06/2019		1,000	996
Korea Water Resources Corp.
2.000% due 04/16/2018		400	400

Total Sovereign Issues (Cost $2,601)			2,583

SHORT-TERM INSTRUMENTS 7.2%
CERTIFICATES OF DEPOSIT 2.3%
Credit Suisse AG
2.507% due 09/28/2018		900	900
Itau CorpBanca
2.500% due 12/07/2018		500	499
2.570% due 01/11/2019		500	498

			1,897

COMMERCIAL PAPER 2.8%
Regie Autonome des Transports Parisiens
1.000% due 04/10/2018	EUR	1,200	1,477
Viacom, Inc.
2.930% due 06/15/2018		$800	796

			2,273

ARGENTINA TREASURY BILLS 2.1%
2.828% due 05/11/2018 - 05/24/2018 (b)(c)	ARS	1,700	1,694

U.S. TREASURY BILLS 0.0%
1.483% due 04/19/2018 (c)(d)(j)	$16	16

Total Short-Term Instruments (Cost $5,892)		5,880

Total Investments in Securities (Cost $205,718)		205,247

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	10,171	101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $101)		101

Total Investments 251.2% (Cost $205,819)		$205,348
Financial Derivative Instruments (h)(i) 0.0% (Cost or Premiums, net $(285))		(28)
Other Assets and Liabilities, net (151.2)%		(123,567)

Net Assets 100.0%		$81,753

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.900%	03/09/2018	04/09/2018	$(167)	$(167)
FOB	2.050	03/22/2018	04/09/2018	(2,160)	(2,161)
	2.100	03/22/2018	04/09/2018	(6,741)	(6,745)
	2.100	03/23/2018	04/09/2018	(1,914)	(1,915)
	2.150	03/23/2018	04/09/2018	(4,789)	(4,792)
	2.200	03/26/2018	04/09/2018	(3,144)	(3,145)
RCY	1.850	03/13/2018	04/12/2018	(181)	(181)
UBS	2.050	03/14/2018	04/13/2018	(15,422)	(15,439)
	2.100	03/21/2018	04/04/2018	(3,933)	(3,936)
	2.100	03/21/2018	04/10/2018	(9,114)	(9,121)
	2.100	03/22/2018	04/10/2018	(5,435)	(5,439)

Total Reverse Repurchase Agreements					$(53,041)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	2.050%	03/29/2018	04/02/2018	$(3,472)	$(3,472)

Total Sale-Buyback Transactions					$(3,472)

(g)	Securities with an aggregate market value of $56,922 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(104,239) at a weighted average interest rate of 1.634%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$104.500	05/25/2018	119	$238	$1	$0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	120.750	05/25/2018	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	121.000	05/25/2018	198	198	2	2
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.500	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.000	05/25/2018	24	24	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.250	05/25/2018	250	250	2	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	125.750	05/25/2018	63	63	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.250	05/25/2018	2	2	0	0

					$6	$2

Total Purchased Options					$6	$2

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance September Futures	09/2019	185	CAD	35,030	$14	$23	$0
90-Day Eurodollar December Futures	12/2018	447		$108,962	(103)	0	(17)
90-Day Eurodollar June Futures	06/2019	222		54,015	27	0	(5)

					$(62)	$23	$(22)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	447		$(108,638)	$472	$6	$0
Japan Government 10-Year Bond June Futures	06/2018	4	JPY	(5,668)	(3)	3	0
U.S. Treasury 5-Year Note June Futures	06/2018	546		$(62,496)	(213)	0	(60)
United Kingdom Long Gilt June Futures	06/2018	28	GBP	(4,825)	(74)	0	(27)

					$182	$9	$(87)

Total Futures Contracts					$120	$32	$(109)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,300	$(176)	$23	$(153)	$0	$(10)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	7,800	(167)	21	(146)	0	(6)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	20,600	(492)	103	(389)	0	(18)

					$(835)	$147	$(688)	$0	$(34)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018	$196,100	$0	$100	$100	$9	$0
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018	234,400	0	107	107	10	0
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.786	Annual	09/19/2018	195,900	0	45	45	9	0
Pay	3-Month USD-LIBOR	1.890	Maturity	09/19/2018	196,100	0	(202)	(202)	0	(9)
Pay	3-Month USD-LIBOR	1.910	Maturity	09/19/2018	234,400	0	(230)	(230)	0	(10)
Pay	3-Month USD-LIBOR	2.130	Maturity	09/19/2018	195,900	0	(84)	(84)	0	(9)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020	61,000	2	(8)	(6)	0	(1)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022	44,300	0	34	34	0	(3)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2022	69,800	(958)	(896)	(1,854)	34	0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/14/2023	69,800	1,377	1,164	2,541	0	(67)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	1,600	7	116	123	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	1,300	132	2	134	0	(2)

						$560	$148	$708	$62	$(103)

Total Swap Agreements						$(275)	$295	$20	$62	$(137)

Cash of $1,849 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	AUD	4,673		$3,630	$45	$(4)
	04/2018		$1,174	CAD	1,534	17	0
	04/2018		249	EUR	202	0	0
	04/2018		337	GBP	245	6	0
	04/2018		3,233	JPY	339,300	0	(44)
	05/2018	JPY	339,300		$3,239	45	0
	05/2018		$1,798	AUD	2,346	4	0
DUB	04/2018		1,801		2,327	0	(14)
	05/2018	AUD	2,327		$1,801	14	0
	05/2018	NZD	1,268		927	11	0
FBF	04/2018		$1,880	EUR	1,518	0	(12)
	05/2018	EUR	1,518		$1,884	12	0
GLM	04/2018	CAD	5,198		4,103	68	0
	04/2018	EUR	2,920		3,618	25	0
	04/2018	GBP	29		41	0	0
	05/2018	MXN	2,597		138	0	(4)
JPM	04/2018		$1,808	AUD	2,346	0	(6)
	04/2018		2,846	CAD	3,664	0	(3)
	05/2018	CAD	3,664		$2,848	2	0
MSB	04/2018	JPY	339,300		3,188	0	(1)

Total Forward Foreign Currency Contracts						$249	$(88)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC AUD versus USD		$0.830	04/19/2018	AUD	2,000	$0	$0
	Call - OTC EUR versus USD		1.310	04/19/2018	EUR	2,000	0	0
	Put - OTC USD versus CAD	CAD	1.210	04/20/2018		$3,000	0	0
	Put - OTC USD versus JPY	JPY	97.000	04/19/2018		3,500	1	0

							$1	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	06/01/2018	$36,400	$46	$27

Total Purchased Options							$47	$27

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$400	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	400	0	0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,900	(3)	(2)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	400	(1)	0
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	1,040	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	400	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,300	(2)	(2)

						$(8)	$(6)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.790	05/25/2018	AUD	2,400	$(8)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.805%	06/01/2018	$3,600	$(47)	$(54)

Total Written Options							$(63)	$(66)

(j)	Securities with an aggregate market value of $16 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$247	$0	$247
Corporate Bonds & Notes
Banking & Finance	0	48,036	0	48,036
Industrials	0	39,185	0	39,185
Utilities	0	7,849	0	7,849
Municipal Bonds & Notes
Pennsylvania	0	1,273	0	1,273
U.S. Government Agencies	0	469	0	469
U.S. Treasury Obligations	0	73,664	0	73,664
Non-Agency Mortgage-Backed Securities	0	5,404	0	5,404
Asset-Backed Securities	0	20,657	0	20,657
Sovereign Issues	0	2,583	0	2,583
Short-Term Instruments
Certificates of Deposit	0	1,897	0	1,897
Commercial Paper	0	2,273	0	2,273
Argentina Treasury Bills	0	1,694	0	1,694
U.S. Treasury Bills	0	16	0	16
	$0	$205,247	$0	$205,247

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101	$0	$0	$101

Total Investments	$101	$205,247	$0	$205,348

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	64	0	96
Over the counter	0	276	0	276
	$32	$340	$0	$372

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(109)	(137)	0	(246)
Over the counter	0	(154)	0	(154)

	$(109)	$(291)	$0	$(400)

Total Financial Derivative Instruments	$(77)	$49	$0	$(28)

Totals	$24	$205,296	$0	$205,320

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 180.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
AABS Ltd.
4.875% due 01/10/2038 «		$1,848	$1,860
Petrobras Netherlands BV
TBD% due 02/01/2025 «		5,250	5,222
Rise Ltd.
4.750% due 01/31/2021 «~(f)		488	487

Total Loan Participations and Assignments (Cost $7,518)			7,569

CORPORATE BONDS & NOTES 19.1%
BANKING & FINANCE 14.9%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		15,800	16,457
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(d)	EUR	2,000	2,669
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$26,100	26,100
Bank of America Corp.
2.815% due 03/05/2024 ~		635	632
Barclays Bank PLC
7.625% due 11/21/2022 (e)		5,200	5,716
7.750% due 04/10/2023 •(e)		2,600	2,607
14.000% due 06/15/2019 •(d)	GBP	3,500	5,549
Barclays PLC
3.684% due 01/10/2023		$6,400	6,349
8.250% due 12/15/2018 •(d)(e)		3,000	3,103
Blackstone CQP Holdco LP
6.500% due 03/20/2021		35,000	35,350
BPCE S.A.
4.625% due 07/11/2024		14,300	14,520
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)		4,200	4,109
Credit Suisse AG
6.500% due 08/08/2023 (e)		14,100	15,362
Equinix, Inc.
2.875% due 03/15/2024	EUR	10,000	12,234
General Motors Financial Co., Inc.
3.200% due 07/13/2020		$1,300	1,298
4.250% due 05/15/2023		9,630	9,813
Goldman Sachs Group, Inc.
3.584% (US0003M + 1.600%) due 11/29/2023 ~		4,200	4,335
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,838
Intesa Sanpaolo SpA
6.500% due 02/24/2021		2,300	2,476
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,174
Morgan Stanley
3.875% due 04/29/2024		4,100	4,137
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,596
Santander Holdings USA, Inc.
3.700% due 03/28/2022		2,000	2,006
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		1,000	979
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	99	160
5.744% due 04/13/2040		195	317
5.801% due 10/13/2040		686	1,129
Washington Prime Group LP
3.850% due 04/01/2020		$1,900	1,858

			195,873

INDUSTRIALS 4.0%
CVS Pass-Through Trust
7.507% due 01/10/2032		6,368	7,522
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		5,000	5,275
Ford Motor Co.
7.450% due 07/16/2031		1,000	1,212

Georgia-Pacific LLC
8.000% due 01/15/2024		4,200	5,207
HCA, Inc.
6.500% due 02/15/2020		10,300	10,828
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,232
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (b)(d)		46	1
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	13,000	18,608
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$3,100	2,998

			52,883

UTILITIES 0.2%
AT&T, Inc.
4.550% due 03/09/2049		1,036	970
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		52	51
Odebrecht Drilling Norbe Ltd.
(6.350% Cash or 7.350% PIK) 7.350% due 12/01/2026 (a)		84	43
Verizon Communications, Inc.
4.400% due 11/01/2034		2,000	1,979

			3,043

Total Corporate Bonds & Notes (Cost $252,410)			251,799

MUNICIPAL BONDS & NOTES 4.7%
CALIFORNIA 0.4%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,904

ILLINOIS 0.2%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		900	1,077
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		2,430	2,281

			3,358

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033		900	1,276

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		600	780
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026		8,500	9,331

			10,111

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		1,000	1,029

VIRGINIA 1.4%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		19,105	18,104

WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		23,785	23,636

Total Municipal Bonds & Notes (Cost $53,154)			62,418

U.S. GOVERNMENT AGENCIES 48.2%
Fannie Mae
2.322% (LIBOR01M + 0.450%) due 08/25/2021 ~		2	2
2.483% (COF 11 + 1.250%) due 06/01/2020 ~		1	1
2.924% (H15T1Y + 2.126%) due 05/01/2033 ~		67	70
3.000% due 01/01/2046		321	313
3.095% (H15T1Y + 2.055%) due 05/01/2028 ~		8	9
3.224% (H15T1Y + 1.974%) due 11/01/2032 ~		12	12
3.248% (H15T1Y + 1.998%) due 10/01/2032 ~		12	12
3.345% (H15T1Y + 2.095%) due 09/01/2027 ~		39	40
3.447% (H15T1Y + 2.157%) due 01/01/2033 ~		36	37
3.465% (US0012M + 1.715%) due 09/01/2032 ~		8	8
3.469% (US0012M + 1.594%) due 12/01/2034 ~		61	64
3.500% due 05/01/2047		547	549

3.550% (US0012M + 1.800%) due 10/01/2034 ~	43	43
4.000% due 11/25/2019 - 12/01/2044	59	60
4.016% due 03/25/2041 ~	13	14
4.195% due 05/25/2042 ~	13	13
6.000% due 08/01/2022 - 12/01/2023	56	57
6.500% due 07/18/2027 - 12/01/2028	28	32
7.000% due 11/01/2038	27	27
7.010% due 08/01/2022	12	12
11.000% due 07/15/2020	1	1
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	146,050	142,176
3.500% due 05/01/2033 - 06/01/2048	118,000	118,100
4.000% due 04/01/2048 - 06/01/2048	159,845	163,756
4.500% due 04/01/2048 - 05/01/2048	127,000	132,731
Freddie Mac
2.227% (LIBOR01M + 0.450%) due 08/15/2029 - 12/15/2031 ~	34	35
2.238% (LIBOR01M + 0.650%) due 03/15/2020 ~	1	1
2.277% (LIBOR01M + 0.500%) due 09/15/2030 ~	5	5
2.327% (LIBOR01M + 0.550%) due 03/15/2032 ~	5	5
2.427% (LIBOR01M + 0.650%) due 02/15/2024 ~	223	228
2.927% (LIBOR01M + 1.150%) due 09/15/2022 ~	16	16
3.082% (H15T1Y + 1.830%) due 08/01/2032 ~	63	63
3.127% (LIBOR01M + 1.350%) due 08/15/2023 ~	4	4
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	13	13
3.439% (H15T1Y + 2.275%) due 02/01/2029 ~	42	45
3.500% (H15T1Y + 2.250%) due 01/01/2032 - 10/01/2032 ~	57	58
3.599% (H15T1Y + 2.207%) due 02/01/2033 ~	38	40
3.643% (US0012M + 1.893%) due 07/01/2032 ~	4	4
3.723% (H15T1Y + 2.223%) due 01/01/2033 ~	2	2
3.750% (H15T1Y + 2.500%) due 10/01/2032 ~	53	54
6.000% due 12/15/2028	216	235
6.500% due 12/15/2023	4	4
7.000% due 04/01/2029 - 03/01/2030	15	16
7.500% due 08/15/2030	32	36
Ginnie Mae
2.172% (LIBOR01M + 0.350%) due 06/20/2032 ~	10	10
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2032 ~	190	196
2.625% (H15T1Y + 1.500%) due 05/20/2018 - 06/20/2032 ~	122	125
2.750% (H15T1Y + 1.500%) due 07/20/2021 - 07/20/2029 ~	55	56
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 08/20/2025 ~	41	40
3.125% (H15T1Y + 2.000%) due 06/20/2022 ~	17	17
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2027 ~	45	46
6.500% due 05/15/2023 - 12/15/2023	1	1
Ginnie Mae, TBA
4.000% due 04/19/2048 - 05/21/2048	72,600	74,507
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~	1,291	1,295
Vendee Mortgage Trust
6.500% due 09/15/2024	353	375

Total U.S. Government Agencies (Cost $633,523)		635,671

U.S. TREASURY OBLIGATIONS 34.4%
U.S. Treasury Notes
1.875% due 08/31/2024 (h)	133,350	127,170
2.000% due 05/31/2024 (h)(j)(l)	60,400	58,130
2.250% due 10/31/2024 (h)	134,080	130,597
2.750% due 02/28/2025 (h)(l)	137,500	138,013

Total U.S. Treasury Obligations (Cost $463,014)		453,910

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%
Adjustable Rate Mortgage Trust
3.461% due 01/25/2036 ^~	66	63
3.501% due 11/25/2035 ^~	190	165
3.544% due 02/25/2036 ~	163	150
3.723% due 11/25/2035 ^~	263	247
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	784	707
2.082% (US0001M + 0.210%) due 10/25/2046 ~	667	489
2.203% (12MTA + 0.920%) due 11/25/2046 ~	646	364
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~	31	31
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	186	167
12.823% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~	153	175
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2036 ~	184	166
2.082% (US0001M + 0.210%) due 04/25/2037 ^~	151	125
2.122% (US0001M + 0.300%) due 05/20/2047 ~	86	80
2.272% (US0001M + 0.400%) due 05/25/2037 ^~	143	128
3.642% due 02/20/2036 ~	438	435
3.674% due 09/20/2047 ^~	222	201
3.723% due 09/20/2046 ^~	133	121
3.862% due 04/20/2035 ^~	158	144
5.500% due 03/25/2036 ^	26	25

Banc of America Mortgage Trust
3.641% due 05/25/2035 ^~	1,122	1,117
3.700% due 07/25/2035 ^~	33	31
3.862% due 02/25/2034 ~	262	264
5.500% due 09/25/2035 ^	557	538
5.500% due 05/25/2037 ^	160	139
BCAP LLC
6.858% due 10/26/2036 ~	376	369
BCAP LLC Trust
1.790% due 07/26/2036 ~	194	187
1.963% (12MTA + 0.840%) due 11/26/2046 ~	239	239
2.022% (US0001M + 0.150%) due 05/25/2047 ^~	97	89
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	628	576
2.121% (US0001M + 0.500%) due 05/26/2035 ~	51	51
2.522% (US0001M + 0.650%) due 09/25/2047 ~	146	136
2.911% due 10/26/2035 ~	13	13
3.072% (US0001M + 1.200%) due 10/25/2047 ~	19,789	18,599
3.491% due 07/26/2036 ~	317	290
3.493% due 01/26/2034 ~	43	42
3.588% due 03/26/2037 ~	161	140
3.617% due 07/26/2036 ~	47	40
3.623% due 03/27/2037 ~	387	288
3.722% due 07/26/2036 ~	93	94
3.735% due 06/26/2035 ~	130	128
3.840% due 02/26/2035 ~	41	40
4.000% due 02/26/2037 ~	7	7
Bear Stearns Adjustable Rate Mortgage Trust
3.504% due 05/25/2034 ~	47	48
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	841	861
3.544% due 02/25/2036 ^~	171	169
3.556% due 06/25/2035 ^~	45	41
3.580% due 01/25/2035 ~	20	20
3.593% due 08/25/2035 ~	71	66
3.619% due 10/25/2035 ~	131	131
3.660% due 03/25/2035 ~	67	66
3.662% (US0012M + 1.875%) due 12/25/2046 ^~	1,248	1,261
3.673% due 11/25/2034 ~	88	86
3.689% due 02/25/2034 ~	88	88
3.757% due 01/25/2034 ~	96	97
3.765% due 05/25/2047 ^~	301	291
Bear Stearns ALT-A Trust
2.312% (US0001M + 0.440%) due 04/25/2036 ~	195	209
3.247% due 02/25/2036 ^~	46	43
3.354% due 08/25/2036 ^~	324	265
3.434% due 02/25/2036 ^~	486	433
3.474% due 11/25/2036 ^~	140	128
3.476% due 01/25/2036 ~	6,865	6,481
3.505% due 06/25/2034 ~	3,232	3,037
3.637% due 05/25/2036 ^~	694	519
3.688% due 05/25/2035 ~	130	131
4.674% due 07/25/2035 ^~	730	606
Bear Stearns Asset-Backed Securities Trust
17.344% (- 3.286*US0001M + 23.493%) due 03/25/2036 ^~	193	182
Bear Stearns Mortgage Funding Trust
2.062% (US0001M + 0.190%) due 01/25/2037 ~	133	126
Bear Stearns Mortgage Securities, Inc.
6.225% due 03/25/2031 ~	6	6
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~	1,022	911
Chase Mortgage Finance Trust
3.541% due 09/25/2036 ^~	1,996	1,968
3.580% due 03/25/2037 ^~	113	112
3.618% due 03/25/2037 ^~	63	64
6.000% due 05/25/2037	154	126
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~	274	261
4.374% due 08/25/2037 ^	51	49
5.000% due 07/25/2037 ^	139	128
Citigroup Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 01/25/2037 ~	5,419	4,989
3.081% due 10/25/2046 ~	230	207
3.352% due 09/25/2037 ~	159	156
3.465% due 09/25/2037 ^~	716	677
3.545% due 08/25/2035 ~	37	38
3.588% due 03/25/2037 ^~	110	100
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	193	196
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	134	135
5.500% due 12/25/2035	239	202
6.250% due 11/25/2037 ~	137	110
Citigroup Mortgage Loan Trust, Inc.
3.358% due 12/25/2035 ^~	131	99
3.545% due 08/25/2035 ~	1,625	1,618
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	185	186
Community Program Loan Trust
4.500% due 04/01/2029	175	175

Countrywide Alternative Loan Resecuritization Trust
3.278% due 03/25/2047 ~	89	88
4.508% due 08/25/2037 ^~	85	64
6.000% due 08/25/2037 ^~	82	66
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	1,819	1,491
2.012% (US0001M + 0.140%) due 08/25/2037 ~	913	827
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	56	42
2.032% (US0001M + 0.160%) due 12/25/2046 ^~	70	69
2.042% (US0001M + 0.170%) due 11/25/2036 ~	799	764
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	364	356
2.047% (US0001M + 0.175%) due 11/25/2036 ~	9,183	8,339
2.052% (US0001M + 0.180%) due 11/25/2036 ~	138	131
2.052% (US0001M + 0.180%) due 05/25/2047 ~	1,472	1,438
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	126	106
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	584	538
2.062% (US0001M + 0.190%) due 10/25/2046 ~	62	62
2.092% (US0001M + 0.220%) due 05/25/2035 ~	2,334	2,047
2.142% (US0001M + 0.270%) due 05/25/2036 ^~	16	5
2.182% (US0001M + 0.310%) due 08/25/2035 ^~	235	202
2.283% (12MTA + 1.000%) due 02/25/2036 ~	564	515
2.372% (US0001M + 0.500%) due 05/25/2035 ^~	3,660	3,314
2.372% (US0001M + 0.500%) due 06/25/2035 ~	150	145
2.392% (US0001M + 0.520%) due 07/25/2035 ~	163	161
2.392% (US0001M + 0.520%) due 12/25/2035 ~	1,183	1,147
2.492% (US0001M + 0.620%) due 10/25/2035 ~	144	130
2.602% (US0001M + 0.730%) due 11/25/2035 ~	1,374	1,361
2.652% (US0001M + 0.780%) due 09/25/2034 ~	3	3
2.663% (12MTA + 1.380%) due 11/25/2047 ^~	3,974	3,386
3.057% due 05/25/2036 ~	64	51
3.402% due 11/25/2035 ^~	142	129
3.439% due 08/25/2035 ~	264	251
3.489% due 06/25/2047 ~	195	181
5.500% due 11/25/2035	134	105
5.500% due 02/25/2036 ^	94	84
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	167	149
5.750% due 07/25/2037 ^	25	22
5.750% due 04/25/2047 ^	170	147
6.000% due 12/25/2034	105	106
6.000% due 03/25/2036 ^	278	229
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	93	83
6.000% due 08/25/2036 ^	290	258
6.000% due 02/25/2037 ^	600	433
6.000% due 04/25/2037	108	94
6.000% due 05/25/2037 ^	510	385
6.000% due 08/25/2037 ^~	559	457
6.250% due 11/25/2036 ^	120	108
6.500% due 05/25/2036 ^	1,985	1,548
6.500% due 12/25/2036 ^	90	68
6.500% due 08/25/2037 ^	446	338
14.653% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	58	67
Countrywide Asset-Backed Certificates
2.372% (US0001M + 0.500%) due 03/25/2036 ~	8,349	7,616
Countrywide Home Loan Mortgage Pass-Through Trust
2.172% (US0001M + 0.300%) due 04/25/2046 ^~	44	4
2.212% (US0001M + 0.340%) due 03/25/2036 ~	448	116
2.332% (US0001M + 0.460%) due 05/25/2035 ~	101	94
2.412% (US0001M + 0.540%) due 02/25/2035 ~	21	20
2.492% (US0001M + 0.620%) due 03/25/2035 ~	420	404
2.580% due 04/25/2035 ^~	156	48
2.612% (US0001M + 0.740%) due 02/25/2035 ~	451	436
2.652% (US0001M + 0.780%) due 02/25/2035 ~	382	370
3.242% due 05/20/2036 ^~	180	168
3.247% due 02/20/2036 ~	378	313
3.309% due 05/20/2036 ~	77	73
3.351% due 10/20/2035 ~	87	77
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	51	45
3.472% due 01/25/2036 ^~	158	145
3.480% due 11/25/2037 ~	280	248
3.491% due 11/25/2034 ~	121	121
3.543% due 06/25/2034 ~	1,149	1,163
3.559% due 08/25/2034 ~	7,838	7,722
3.668% due 08/25/2034 ^~	90	85
5.500% due 07/25/2037 ^	427	352
5.750% due 12/25/2035 ^	146	131
6.000% due 02/25/2037 ^	491	444
6.000% due 03/25/2037 ^	171	149
6.000% due 07/25/2037	280	236
6.500% due 11/25/2036 ^	1,190	986
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 ^	103	102
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	16	15
3.022% (US0001M + 1.150%) due 09/25/2034 ^~	107	105
Credit Suisse Mortgage Capital Certificates
1.951% (US0001M + 0.330%) due 12/27/2035 ~	178	174

3.474% due 04/26/2038 ~		1,305	1,301
3.572% due 08/28/2036 ~		62	62
3.634% due 04/28/2037 ~		520	424
Credit Suisse Mortgage Capital Trust
1.861% (LIBOR01M + 0.240%) due 05/27/2037 ~		82	82
Deutsche ALT-A Securities, Inc.
2.032% (US0001M + 0.160%) due 01/25/2047 ~		88	86
2.062% (US0001M + 0.190%) due 08/25/2047 ~		487	465
2.172% (US0001M + 0.300%) due 04/25/2037 ~		440	296
Deutsche Mortgage & Asset Receiving Corp.
1.861% (LIBOR01M + 0.240%) due 11/27/2036 ~		447	435
Downey Savings & Loan Association Mortgage Loan Trust
2.128% (US0001M + 0.320%) due 07/19/2045 ^~		17	2
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	5,619	7,873
First Horizon Alternative Mortgage Securities Trust
3.271% due 01/25/2036 ^~		$367	299
3.447% due 04/25/2036 ^~		211	200
First Horizon Mortgage Pass-Through Trust
3.545% due 11/25/2037 ^~		88	80
GMAC Mortgage Corp. Loan Trust
3.736% due 11/19/2035 ~		159	154
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 12/25/2046 ^~		342	311
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		5,000	4,973
GSC Capital Corp. Mortgage Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ^~		172	153
GSR Mortgage Loan Trust
3.524% due 09/25/2035 ~		148	150
3.614% due 09/25/2035 ~		352	360
3.643% due 04/25/2035 ~		83	83
3.850% due 04/25/2035 ~		50	51
3.853% due 09/25/2034 ~		93	94
3.858% due 11/25/2035 ~		170	147
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~		54	53
2.048% (US0001M + 0.240%) due 12/19/2036 ^~		6,585	6,141
2.058% (US0001M + 0.250%) due 01/19/2038 ^~		68	42
2.248% (US0001M + 0.440%) due 05/19/2035 ~		3,493	3,377
2.308% (US0001M + 0.500%) due 01/19/2036 ~		164	130
2.334% (US0006M + 0.560%) due 07/19/2045 ~		61	59
2.488% (US0001M + 0.680%) due 01/19/2035 ~		57	57
3.415% due 12/19/2035 ^~		162	136
3.565% due 06/19/2036 ^~		264	190
3.865% due 12/19/2035 ^~		91	90
HomeBanc Mortgage Trust
2.052% (US0001M + 0.180%) due 12/25/2036 ~		119	117
Impac Secured Assets Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~		1,250	1,111
2.042% (US0001M + 0.170%) due 01/25/2037 ~		169	162
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~		451	344
2.062% (US0001M + 0.190%) due 09/25/2046 ~		162	151
2.172% (US0001M + 0.300%) due 11/25/2035 ^~		243	188
2.432% (US0001M + 0.560%) due 03/25/2035 ~		308	304
3.082% due 06/25/2037 ^~		126	117
3.392% due 06/25/2036 ~		1,679	1,647
3.401% due 06/25/2036 ~		6,303	5,585
3.416% due 11/25/2035 ^~		179	166
3.428% due 08/25/2036 ~		3,072	3,046
3.446% due 08/25/2035 ~		1,173	1,070
3.447% due 10/25/2035 ~		968	885
3.506% due 09/25/2035 ^~		121	115
3.700% due 06/25/2035 ^~		96	87
JPMorgan Alternative Loan Trust
2.022% (US0001M + 0.150%) due 03/25/2037 ~		22	25
2.032% (US0001M + 0.160%) due 10/25/2036 ~		8,329	8,009
2.131% (US0001M + 0.500%) due 06/27/2037 ~		4,252	3,830
3.229% due 12/25/2036 ~		38	40
JPMorgan Mortgage Trust
3.386% due 06/25/2037 ^~		219	199
3.434% due 11/25/2035 ~		93	92
3.492% due 11/25/2035 ~		91	88
3.550% due 01/25/2037 ^~		27	27
3.676% due 07/25/2035 ~		404	414
3.681% due 04/25/2035 ~		44	44
3.688% due 07/25/2035 ~		547	567
3.714% due 04/25/2035 ~		28	29
3.791% due 09/25/2034 ~		259	259
6.000% due 01/25/2036 ^		158	139
JPMorgan Resecuritization Trust
3.562% due 05/27/2037 ~		1,904	1,892
Lavender Trust
6.250% due 10/26/2036		322	267

Lehman Mortgage Trust
5.298% due 01/25/2036 ^~	215	213
5.354% due 12/25/2035 ~	270	172
6.000% due 07/25/2036 ^	100	79
Lehman XS Trust
2.072% (US0001M + 0.200%) due 08/25/2046 ^~	91	77
2.102% (US0001M + 0.230%) due 04/25/2046 ^~	68	65
2.112% (US0001M + 0.240%) due 11/25/2046 ^~	33	3
2.142% (US0001M + 0.270%) due 02/25/2036 ~	8,947	8,543
Luminent Mortgage Trust
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	890	798
2.072% (US0001M + 0.200%) due 10/25/2046 ~	282	273
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~	146	93
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,149	1,133
8.000% due 07/25/2035	1,060	1,095
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.612% due 10/20/2029 ~	58	58
Merrill Lynch Alternative Note Asset Trust
2.032% (US0001M + 0.160%) due 01/25/2037 ~	148	78
2.052% (US0001M + 0.180%) due 04/25/2037 ~	252	253
2.172% (US0001M + 0.300%) due 03/25/2037 ~	1,036	483
6.000% due 05/25/2037 ^	208	192
Merrill Lynch Mortgage Investors Trust
2.332% (US0001M + 0.460%) due 04/25/2029 ~	58	58
2.532% (US0001M + 0.660%) due 09/25/2029 ~	51	51
2.532% (US0001M + 0.660%) due 11/25/2029 ~	81	79
2.825% (US0006M + 1.000%) due 07/25/2029 ~	64	65
2.911% (US0006M + 1.250%) due 10/25/2035 ~	287	290
3.290% due 02/25/2036 ~	55	56
3.667% due 11/25/2035 ~	123	124
6.250% due 10/25/2036	2,652	2,234
Morgan Stanley Dean Witter Capital, Inc. Trust
2.860% due 03/25/2033 ~	90	84
Morgan Stanley Mortgage Loan Trust
2.152% (US0001M + 0.280%) due 11/25/2035 ~	46	47
2.192% (US0001M + 0.320%) due 01/25/2035 ~	47	44
3.348% due 06/25/2036 ~	107	109
3.562% due 07/25/2035 ~	3,749	3,458
6.000% due 10/25/2037 ^	90	81
Morgan Stanley Re-REMIC Trust
2.507% (US0001M + 0.230%) due 02/26/2037 ~	265	231
2.768% due 03/26/2037	138	118
5.500% due 10/26/2035 ~	10,465	9,117
Morgan Stanley Resecuritization Trust
1.931% (US0001M + 0.310%) due 01/26/2051 ~	341	338
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	528	519
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.920% due 02/25/2036 ^~	781	692
RBSSP Resecuritization Trust
1.871% (US0001M + 0.250%) due 02/26/2037 ~	1,470	1,439
1.941% (US0001M + 0.320%) due 03/26/2037 ~	119	119
3.798% due 10/26/2035 ~	2,970	3,010
Residential Accredit Loans, Inc. Trust
2.042% (US0001M + 0.170%) due 12/25/2036 ~	455	390
2.072% (US0001M + 0.200%) due 05/25/2047 ~	174	169
2.082% (US0001M + 0.210%) due 06/25/2037 ~	146	127
2.122% (US0001M + 0.250%) due 08/25/2037 ~	478	466
2.221% (US0001M + 0.300%) due 08/25/2035 ~	196	175
2.672% (US0001M + 0.800%) due 10/25/2045 ~	151	137
3.950% due 02/25/2035 ^~	337	289
5.057% due 02/25/2036 ^~	141	126
8.000% (- 790.0*US0001M + 5143.000%) due 04/25/2036 ^~	179	174
Residential Asset Securitization Trust
6.000% due 06/25/2036	219	160
6.000% due 11/25/2036 ^	138	91
6.000% due 03/25/2037 ^	131	93
6.250% due 11/25/2036	94	64
6.500% due 04/25/2037 ^	1,333	771
Residential Funding Mortgage Securities, Inc. Trust
4.583% due 03/25/2035 ^~	1,357	1,085
6.000% due 09/25/2036 ^	293	279
Structured Adjustable Rate Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 10/25/2035 ~	1,752	1,715
2.607% (US0001M + 0.735%) due 06/25/2034 ~	586	570
2.683% (12MTA + 1.400%) due 05/25/2035 ^~	545	456
3.450% due 06/25/2036 ^~	45	56
3.580% due 02/25/2036 ^~	338	331
3.593% due 10/25/2034 ~	71	71
3.610% due 10/25/2036 ^~	195	177
3.640% due 09/25/2036 ^~	4,556	3,609
3.690% due 07/25/2037 ^~	7	6
Structured Asset Mortgage Investments Trust
2.052% (US0001M + 0.180%) due 09/25/2047 ~	101	98

2.062% (US0001M + 0.190%) due 06/25/2036 ~	11,585	11,442
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	705	605
2.062% (US0001M + 0.190%) due 09/25/2047 ~	1,099	1,058
2.072% (US0001M + 0.200%) due 05/25/2036 ~	1,109	1,012
2.082% (US0001M + 0.210%) due 09/25/2047 ^~	1,802	1,730
2.092% (US0001M + 0.220%) due 05/25/2046 ~	1,108	650
2.132% (US0001M + 0.260%) due 03/25/2037 ~	223	168
2.132% (US0001M + 0.260%) due 05/25/2046 ^~	38	47
2.508% (US0001M + 0.700%) due 03/19/2034 ~	436	421
2.508% (US0001M + 0.700%) due 02/19/2035 ~	178	177
2.548% (US0001M + 0.740%) due 12/19/2033 ~	400	393
2.612% (12MTA + 1.480%) due 02/25/2036 ^~	755	748
Structured Asset Securities Corp. Trust
2.222% (US0001M + 0.350%) due 02/25/2035 ~	30	29
Suntrust Adjustable Rate Mortgage Loan Trust
3.632% due 02/25/2037 ^~	485	419
SunTrust Alternative Loan Trust
6.000% due 12/25/2035	649	645
Thornburg Mortgage Securities Trust
2.512% (US0001M + 0.640%) due 09/25/2043 ~	333	324
2.612% (US0001M + 0.740%) due 09/25/2044 ~	51	49
3.352% due 09/25/2037 ~	109	109
Wachovia Mortgage Loan Trust LLC
3.681% due 10/20/2035 ~	79	73
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 07/25/2047 ~	18,917	17,424
2.033% (12MTA + 0.750%) due 06/25/2047 ^~	126	54
2.142% (US0001M + 0.270%) due 12/25/2045 ~	10	10
2.262% (US0001M + 0.390%) due 10/25/2044 ~	1,307	1,306
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	290	276
2.282% (US0001M + 0.410%) due 11/25/2045 ~	282	268
2.283% (12MTA + 1.000%) due 08/25/2046 ~	2,009	1,891
2.483% (12MTA + 1.200%) due 11/25/2042 ~	34	33
2.512% (US0001M + 0.640%) due 01/25/2045 ~	295	294
2.612% (US0001M + 0.740%) due 11/25/2034 ~	256	253
2.852% (US0001M + 0.980%) due 11/25/2034 ~	706	699
3.071% due 12/25/2036 ^~	184	180
3.221% due 08/25/2033 ~	393	399
3.254% due 12/25/2036 ^~	1,685	1,624
3.264% due 08/25/2036 ^~	160	156
Washington Mutual Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 04/25/2047 ~	516	440
2.053% (12MTA + 0.770%) due 04/25/2047 ~	754	573
2.322% (US0001M + 0.450%) due 05/25/2035 ^~	497	422
4.383% due 09/25/2036 ^	171	88
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~	84	78
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	116	105
3.521% due 08/25/2034 ~	122	127
3.603% due 07/25/2036 ^~	1,705	1,668
3.627% due 10/25/2036 ^~	683	676
3.631% due 10/25/2036 ^~	66	65
3.705% due 06/25/2035 ~	2,400	2,430
3.722% due 01/25/2035 ~	418	423
3.755% due 03/25/2036 ~	812	825
3.873% due 03/25/2035 ~	1,460	1,479
4.019% due 03/25/2036 ^~	122	122
6.000% due 06/25/2037 ^	129	128

Total Non-Agency Mortgage-Backed Securities (Cost $252,510)		270,993

ASSET-BACKED SECURITIES 41.6%
Aames Mortgage Investment Trust
2.652% (US0001M + 0.780%) due 10/25/2035 ~	200	197
3.072% (US0001M + 1.200%) due 06/25/2035 ~	700	676
AASET Trust
3.967% due 05/16/2042	2,609	2,604
AASET US Ltd.
3.844% due 01/16/2038	4,333	4,304
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	1,094	1,092
2.100% (US0001M + 0.480%) due 09/25/2035 ~	200	193
2.132% (US0001M + 0.260%) due 09/25/2036 ~	1,011	988
ACE Securities Corp. Home Equity Loan Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~	357	150
2.012% (US0001M + 0.140%) due 07/25/2036 ~	239	193
2.027% (US0001M + 0.155%) due 08/25/2036 ~	746	726
2.032% (US0001M + 0.160%) due 05/25/2036 ~	26	26
2.172% (US0001M + 0.300%) due 02/25/2036 ~	156	155
2.282% (US0001M + 0.410%) due 12/25/2035 ~	2,000	1,829
2.342% (US0001M + 0.470%) due 10/25/2035 ~	1,800	1,792
2.492% (US0001M + 0.620%) due 02/25/2036 ^~	161	152
2.532% (US0001M + 0.660%) due 11/25/2035 ~	200	200
2.772% (US0001M + 0.900%) due 12/25/2034 ~	173	166
2.847% (US0001M + 0.975%) due 06/25/2034 ~	153	156
2.847% (US0001M + 0.975%) due 07/25/2035 ~	100	101

Aegis Asset-Backed Securities Trust
2.302% (US0001M + 0.430%) due 12/25/2035 ~		200	189
2.352% (US0001M + 0.480%) due 06/25/2035 ~		200	177
2.572% (US0001M + 0.700%) due 03/25/2035 ~		300	287
2.872% (US0001M + 1.000%) due 03/25/2035 ^~		131	122
Ameriquest Mortgage Securities Trust
2.262% (US0001M + 0.390%) due 03/25/2036 ~		400	397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.322% (US0001M + 0.450%) due 01/25/2036 ~		300	300
2.342% (US0001M + 0.470%) due 11/25/2035 ~		200	193
2.392% (US0001M + 0.520%) due 09/25/2035 ~		10,000	10,016
2.472% (US0001M + 0.600%) due 08/25/2035 ~		153	153
2.547% (US0001M + 0.675%) due 07/25/2035 ~		800	803
2.982% (US0001M + 1.110%) due 03/25/2035 ~		200	197
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		65	65
2.872% (US0001M + 1.000%) due 10/25/2034 ~		213	215
Argent Securities Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		917	403
2.062% (US0001M + 0.190%) due 03/25/2036 ~		362	219
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.102% (US0001M + 0.230%) due 01/25/2036 ~		112	105
2.192% (US0001M + 0.320%) due 01/25/2036 ~		4,544	3,900
Asset-Backed Funding Certificates Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~		515	349
2.012% (US0001M + 0.140%) due 11/25/2036 ~		12,757	9,225
2.032% (US0001M + 0.160%) due 01/25/2037 ~		325	221
2.092% (US0001M + 0.220%) due 01/25/2037 ~		195	134
2.492% (US0001M + 0.620%) due 04/25/2034 ~		316	317
2.547% (US0001M + 0.675%) due 06/25/2035 ~		223	224
2.872% (US0001M + 1.000%) due 06/25/2037 ~		246	197
Asset-Backed Securities Corp. Home Equity Loan Trust
2.322% (US0001M + 0.450%) due 11/25/2035 ~		300	301
2.772% (US0001M + 0.900%) due 06/25/2035 ~		200	199
3.072% (US0001M + 1.200%) due 06/25/2034 ~		200	199
3.747% (US0001M + 1.875%) due 09/25/2034 ~		1,433	1,487
4.777% (US0001M + 3.000%) due 08/15/2033 ~		36	36
Avery Point CLO Ltd.
2.845% (US0003M + 1.100%) due 04/25/2026 ~		5,600	5,606
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~		15,000	14,997
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	2,250	2,777
Basic Asset-Backed Securities Trust
2.182% (US0001M + 0.310%) due 04/25/2036 ~		$193	186
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032		2,087	2,078
3.105% due 08/28/2032		4,286	4,272
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 04/25/2031 ~		96	122
2.022% (US0001M + 0.150%) due 06/25/2036 ~		185	185
2.052% (US0001M + 0.180%) due 06/25/2047 ~		51	51
2.062% (US0001M + 0.190%) due 05/25/2037 ~		172	186
2.072% (US0001M + 0.200%) due 12/25/2036 ~		342	341
2.102% (US0001M + 0.230%) due 02/25/2037 ~		11,650	10,141
2.142% (US0001M + 0.270%) due 06/25/2036 ~		200	198
2.212% (US0001M + 0.340%) due 05/25/2036 ^~		226	261
2.272% (US0001M + 0.400%) due 09/25/2046 ~		227	220
2.302% (US0001M + 0.430%) due 12/25/2035 ~		500	501
2.322% (US0001M + 0.450%) due 08/25/2036 ~		400	373
2.372% (US0001M + 0.500%) due 12/25/2035 ~		228	228
2.422% (US0001M + 0.550%) due 06/25/2036 ~		300	296
2.572% (US0001M + 0.700%) due 11/25/2035 ^~		196	159
2.817% due 10/25/2036 ~		66	49
2.832% (US0001M + 0.960%) due 04/25/2035 ~		104	105
2.922% (US0001M + 1.050%) due 08/25/2037 ~		8,530	7,875
3.052% (US0001M + 1.180%) due 06/25/2043 ~		1,266	1,254
3.122% (US0001M + 1.250%) due 08/25/2037 ~		126	125
3.558% due 07/25/2036 ~		354	356
Carrington Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 01/25/2037 ~		1,200	878
2.132% (US0001M + 0.260%) due 02/25/2037 ~		1,400	1,287
2.922% (US0001M + 1.050%) due 05/25/2035 ~		300	293
Cendant Mortgage Corp.
6.000% due 07/25/2043 ~		23	23
Cent CLO Ltd.
3.090% (US0003M + 1.330%) due 10/29/2025 ~		8,888	8,899
CIFC Funding Ltd.
2.761% (US0001M + 1.020%) due 10/24/2025 ~		13,748	13,748
Citigroup Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~		601	598
2.042% (US0001M + 0.170%) due 05/25/2037 ~		19,451	16,954
2.272% (US0001M + 0.400%) due 11/25/2046 ~		263	257
2.322% (US0001M + 0.450%) due 11/25/2045 ~		269	266
2.492% (US0001M + 0.620%) due 12/25/2035 ~		242	243
6.351% due 05/25/2036 ^		181	110

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.802% (US0001M + 0.930%) due 05/25/2035 ~		200	198
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 01/25/2037 ~		300	296
2.282% (US0001M + 0.410%) due 10/25/2035 ~		1,421	1,424
2.592% (US0001M + 0.720%) due 09/25/2035 ^~		129	130
2.607% (US0001M + 0.735%) due 09/25/2035 ^~		500	493
Conseco Finance Corp.
6.810% due 12/01/2028 ~		459	476
6.870% due 04/01/2030 ~		260	278
7.060% due 02/01/2031 ~		698	697
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2035 ~		1,605	1,438
2.012% (US0001M + 0.140%) due 07/25/2037 ^~		4,582	3,989
2.022% (US0001M + 0.150%) due 07/25/2036 ~		135	135
2.022% (US0001M + 0.150%) due 01/25/2037 ~		5,894	5,696
2.022% (US0001M + 0.150%) due 05/25/2037 ~		546	540
2.032% (US0001M + 0.160%) due 01/25/2034 ~		71	71
2.032% (US0001M + 0.160%) due 05/25/2036 ~		591	522
2.032% (US0001M + 0.160%) due 03/25/2037 ~		176	175
2.042% (US0001M + 0.170%) due 03/25/2037 ~		271	262
2.042% (US0001M + 0.170%) due 05/25/2037 ~		166	166
2.042% (US0001M + 0.170%) due 06/25/2047 ~		254	252
2.052% (US0001M + 0.180%) due 06/25/2047 ~		458	452
2.062% (US0001M + 0.190%) due 06/25/2047 ~		241	238
2.092% (US0001M + 0.220%) due 09/25/2037 ^~		239	201
2.092% (US0001M + 0.220%) due 09/25/2047 ~		1,956	1,763
2.102% (US0001M + 0.230%) due 10/25/2047 ~		444	434
2.122% (US0001M + 0.250%) due 01/25/2046 ~		4,344	4,094
2.122% (US0001M + 0.250%) due 06/25/2047 ~		243	226
2.172% (US0001M + 0.300%) due 07/25/2036 ~		232	232
2.222% (US0001M + 0.350%) due 04/25/2036 ~		69	69
2.272% (US0001M + 0.400%) due 06/25/2036 ~		300	295
2.322% (US0001M + 0.450%) due 03/25/2036 ~		100	97
2.322% (US0001M + 0.450%) due 03/25/2047 ^~		116	71
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~		576	532
2.362% (US0001M + 0.490%) due 02/25/2036 ~		200	200
2.532% (US0001M + 0.660%) due 12/25/2035 ~		300	303
2.642% (US0001M + 0.770%) due 11/25/2035 ~		14	14
2.847% (US0001M + 0.975%) due 02/25/2034 ~		79	79
2.922% (US0001M + 1.050%) due 08/25/2035 ~		100	101
3.372% (US0001M + 1.500%) due 02/25/2035 ~		300	307
4.769% due 10/25/2046 ~		15,491	14,360
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~		6,519	5,804
2.012% (US0001M + 0.140%) due 02/25/2037 ~		10,979	10,540
2.022% (US0001M + 0.150%) due 09/25/2046 ~		5,799	5,764
2.022% (US0001M + 0.150%) due 10/25/2046 ^~		1,908	1,907
2.022% (US0001M + 0.150%) due 03/25/2047 ~		199	192
2.332% (US0001M + 0.460%) due 05/25/2036 ~		600	593
2.402% (US0001M + 0.530%) due 02/25/2036 ~		200	199
2.592% (US0001M + 0.720%) due 07/25/2034 ~		173	175
2.602% (US0001M + 0.730%) due 07/25/2035 ~		400	403
2.672% (US0001M + 0.800%) due 08/25/2047 ~		788	782
2.772% (US0001M + 0.900%) due 10/25/2034 ~		97	96
2.802% (US0001M + 0.930%) due 08/25/2035 ~		59	59
3.222% (US0001M + 1.350%) due 04/25/2035 ~		200	203
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		15	10
2.092% (LIBOR01M + 0.220%) due 07/25/2037 ~		314	212
2.442% (LIBOR01M + 0.570%) due 07/25/2036 ~		200	199
2.817% (US0001M + 0.945%) due 04/25/2036 ~		80	80
3.437% due 01/25/2036 ^		69	62
3.715% due 06/25/2035 ^		9	9
CVC Cordatus Loan Fund Ltd.
0.870% (EUR006M + 0.870%) due 07/15/2027 ~	EUR	1,200	1,483
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~		$11,500	11,510
Delta Funding Home Equity Loan Trust
2.417% (US0001M + 0.640%) due 08/15/2030 ~		63	61
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		10,000	10,008
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~		12	11
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~		326	202
2.022% (US0001M + 0.150%) due 07/25/2036 ~		66	66
2.032% (US0001M + 0.160%) due 04/25/2036 ~		256	244
2.112% (US0001M + 0.240%) due 04/25/2036 ~		400	353
2.112% (US0001M + 0.240%) due 08/25/2036 ~		332	242
2.232% (US0001M + 0.360%) due 10/25/2035 ~		139	140
2.232% (US0001M + 0.360%) due 11/25/2035 ~		200	190
2.547% (US0001M + 0.675%) due 06/25/2036 ~		185	186
2.607% (US0001M + 0.735%) due 09/25/2035 ~		112	112
2.682% (US0001M + 0.810%) due 04/25/2035 ~		421	423

2.742% (US0001M + 0.870%) due 09/25/2034 ~	323	323
2.817% (US0001M + 0.945%) due 03/25/2035 ~	100	99
3.072% (US0001M + 1.200%) due 01/25/2035 ~	122	122
3.297% (US0001M + 1.425%) due 10/25/2034 ~	937	926
First NLC Trust
1.942% (US0001M + 0.070%) due 08/25/2037 ~	62	40
2.332% (US0001M + 0.460%) due 05/25/2035 ~	968	931
FIRSTPLUS Home Loan Owner Trust
7.320% due 11/10/2023 ^	6	2
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	284	169
2.032% (US0001M + 0.160%) due 08/25/2036 ~	232	112
2.042% (US0001M + 0.170%) due 02/25/2036 ~	68	64
2.042% (US0001M + 0.170%) due 02/25/2037 ~	972	555
2.142% (US0001M + 0.270%) due 02/25/2036 ~	300	221
2.142% (US0001M + 0.270%) due 04/25/2036 ~	3,000	1,887
2.607% (US0001M + 0.735%) due 07/25/2035 ~	100	100
2.662% (LIBOR01M + 0.395%) due 12/25/2029 ~	10	10
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	7,600	7,620
GE-WMC Asset-Backed Pass-Through Certificates
2.122% (US0001M + 0.250%) due 12/25/2035 ~	2,478	2,498
GSAA Home Equity Trust
1.992% (US0001M + 0.120%) due 04/25/2047 ~	267	254
GSAMP Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	3,230	2,071
1.992% (US0001M + 0.120%) due 12/25/2036 ~	1,073	575
2.022% (US0001M + 0.150%) due 06/25/2036 ~	242	240
2.022% (US0001M + 0.150%) due 09/25/2036 ~	376	186
2.022% (US0001M + 0.150%) due 12/25/2046 ~	684	421
2.032% (US0001M + 0.160%) due 05/25/2046 ~	38	38
2.072% (US0001M + 0.200%) due 11/25/2036 ~	206	125
2.102% (US0001M + 0.230%) due 12/25/2046 ~	205	128
2.112% (US0001M + 0.240%) due 12/25/2035 ~	109	109
2.112% (US0001M + 0.240%) due 06/25/2036 ~	311	207
2.142% (US0001M + 0.270%) due 04/25/2036 ~	381	292
3.522% (US0001M + 1.650%) due 10/25/2034 ~	72	71
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	3,100	3,103
Home Equity Asset Trust
2.967% (US0001M + 1.095%) due 05/25/2035 ~	200	196
Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~	800	703
2.212% (US0001M + 0.340%) due 04/25/2037 ~	500	392
Home Equity Mortgage Loan Asset-Backed Trust
2.012% (US0001M + 0.140%) due 11/25/2036 ~	507	478
2.032% (US0001M + 0.160%) due 11/25/2036 ~	412	348
2.192% (US0001M + 0.320%) due 04/25/2037 ~	373	338
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~	254	106
2.042% (US0001M + 0.170%) due 12/25/2036 ~	1,158	482
2.092% (US0001M + 0.220%) due 12/25/2036 ~	772	324
2.262% (US0001M + 0.390%) due 11/25/2035 ~	300	287
IXIS Real Estate Capital Trust
2.502% (US0001M + 0.630%) due 02/25/2036 ~	400	395
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 02/25/2036 ~	59	59
2.102% (US0001M + 0.230%) due 05/25/2035 ~	54	54
JPMorgan Mortgage Acquisition Trust
2.032% (US0001M + 0.160%) due 01/25/2036 ~	109	108
2.032% (US0001M + 0.160%) due 05/25/2036 ~	101	101
2.032% (US0001M + 0.160%) due 06/25/2036 ~	86	86
2.032% (US0001M + 0.160%) due 01/25/2037 ~	178	178
2.042% (US0001M + 0.170%) due 04/25/2036 ~	292	291
2.132% (US0001M + 0.260%) due 03/25/2037 ~	300	293
2.132% (US0001M + 0.260%) due 06/25/2037 ~	300	294
2.142% (US0001M + 0.270%) due 04/25/2036 ~	261	256
2.142% (US0001M + 0.270%) due 05/25/2036 ~	700	687
2.142% (US0001M + 0.270%) due 07/25/2036 ~	200	192
2.152% (US0001M + 0.280%) due 01/25/2037 ~	200	194
6.337% due 08/25/2036 ^	150	114
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	280	197
2.072% (US0001M + 0.200%) due 06/25/2037 ~	226	161
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	457	394
2.042% (US0001M + 0.170%) due 02/25/2037 ^~	1,894	1,529
Lendmark Funding Trust
3.260% due 04/21/2025	2,600	2,600
Long Beach Mortgage Loan Trust
2.461% (LIBOR01M + 0.840%) due 07/25/2031 ~	216	217
2.517% (US0001M + 0.645%) due 11/25/2035 ~	482	478
2.632% (US0001M + 0.760%) due 08/25/2045 ~	123	124
2.922% (US0001M + 1.050%) due 06/25/2035 ~	500	466
3.147% (US0001M + 1.275%) due 02/25/2035 ~	12,750	12,691
3.297% (US0001M + 1.425%) due 03/25/2032 ~	333	335

Mastr Asset Backed Securities Trust
1.982% (US0001M + 0.110%) due 08/25/2036 ~	194	106
2.112% (US0001M + 0.240%) due 06/25/2036 ~	190	114
2.112% (US0001M + 0.240%) due 08/25/2036 ~	192	107
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	333	307
2.442% (US0001M + 0.570%) due 01/25/2036 ~	300	293
2.622% (US0001M + 0.750%) due 12/25/2034 ^~	52	53
MASTR Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	320	176
2.052% (US0001M + 0.180%) due 02/25/2036 ~	427	246
2.372% (US0001M + 0.500%) due 11/25/2035 ~	11,904	8,579
2.472% (US0001M + 0.600%) due 01/25/2036 ~	154	154
Meritage Mortgage Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2035 ~	120	121
Merrill Lynch Mortgage Investors Trust
2.112% (US0001M + 0.240%) due 08/25/2037 ~	1,031	708
2.182% (US0001M + 0.310%) due 08/25/2036 ~	300	300
2.322% (US0001M + 0.450%) due 02/25/2047 ~	1,282	961
2.592% (US0001M + 0.720%) due 05/25/2036 ~	296	291
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~	610	603
METAL LLC
4.581% due 10/15/2042	5,776	5,782
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	699	760
Morgan Stanley ABS Capital, Inc. Trust
1.942% (US0001M + 0.070%) due 10/25/2036 ~	101	62
1.982% (US0001M + 0.110%) due 10/25/2036 ~	833	541
2.012% (US0001M + 0.140%) due 10/25/2036 ~	150	92
2.012% (US0001M + 0.140%) due 11/25/2036 ~	274	184
2.022% (US0001M + 0.150%) due 06/25/2036 ~	370	281
2.022% (US0001M + 0.150%) due 09/25/2036 ~	413	214
2.022% (US0001M + 0.150%) due 10/25/2036 ~	244	159
2.022% (US0001M + 0.150%) due 11/25/2036 ~	1,435	998
2.052% (US0001M + 0.180%) due 03/25/2037 ~	442	233
2.072% (US0001M + 0.200%) due 02/25/2037 ~	153	101
2.092% (US0001M + 0.220%) due 11/25/2036 ~	1,644	1,115
2.122% (US0001M + 0.250%) due 03/25/2037 ~	442	235
2.182% (US0001M + 0.310%) due 12/25/2035 ~	406	400
2.772% (US0001M + 0.900%) due 05/25/2034 ~	116	115
2.802% (US0001M + 0.930%) due 03/25/2035 ~	264	267
2.862% (US0001M + 0.990%) due 06/25/2035 ~	400	405
2.922% (US0001M + 1.050%) due 04/25/2035 ~	200	195
3.122% (US0001M + 1.250%) due 07/25/2037 ~	400	350
3.522% (US0001M + 1.650%) due 03/25/2034 ~	595	595
Morgan Stanley Capital, Inc. Trust
2.162% (US0001M + 0.290%) due 01/25/2036 ~	1,389	1,379
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	786	784
Morgan Stanley Home Equity Loan Trust
2.032% (US0001M + 0.160%) due 04/25/2036 ~	135	103
2.042% (US0001M + 0.170%) due 04/25/2037 ~	689	458
2.102% (US0001M + 0.230%) due 04/25/2037 ~	230	154
Morgan Stanley Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ~	161	86
2.232% (US0001M + 0.360%) due 04/25/2037 ~	303	160
3.461% (US0006M + 1.250%) due 11/25/2036 ^~	286	154
5.965% due 09/25/2046 ^	396	225
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	14,000	14,007
Nelnet Student Loan Trust
3.594% (US0003M + 1.650%) due 11/25/2024 ~	9,568	9,721
New Century Home Equity Loan Trust
2.122% (US0001M + 0.250%) due 12/25/2035 ~	66	66
2.547% (US0001M + 0.675%) due 06/25/2035 ~	719	721
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 02/25/2036 ~	158	158
6.032% due 10/25/2036 ^	177	76
NovaStar Mortgage Funding Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~	147	113
2.577% (LIBOR01M + 0.705%) due 01/25/2036 ~	7,500	7,448
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~	6,500	6,509
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	5,334	5,336
OHA Loan Funding Ltd.
2.732% (US0003M + 1.270%) due 08/23/2024 ~	4,524	4,527
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	478	478
OneMain Financial Issuance Trust
2.370% due 09/14/2032	7,300	7,180
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	78	51
2.042% (US0001M + 0.170%) due 05/25/2037 ~	192	125
2.092% (US0001M + 0.220%) due 01/25/2037 ~	310	207
2.202% (US0001M + 0.330%) due 04/25/2037 ~	140	94
2.232% (US0001M + 0.360%) due 01/25/2036 ~	300	256
2.637% (US0001M + 0.765%) due 08/25/2035 ~	400	377

Option One Mortgage Loan Trust Asset-Backed Certificates
2.312% (US0001M + 0.440%) due 11/25/2035 ~	311	312
2.332% (US0001M + 0.460%) due 11/25/2035 ~	3,100	2,885
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~	258	224
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~	9,000	9,029
Park Place Securities, Inc.
2.362% (US0001M + 0.490%) due 09/25/2035 ~	200	190
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 08/25/2035 ~	200	192
2.362% (US0001M + 0.490%) due 09/25/2035 ~	500	500
2.667% (US0001M + 0.795%) due 07/25/2035 ~	400	402
2.697% (US0001M + 0.825%) due 07/25/2035 ~	950	896
2.817% (US0001M + 0.945%) due 06/25/2035 ~	200	201
2.922% (US0001M + 1.050%) due 10/25/2034 ~	500	506
2.997% (US0001M + 1.125%) due 03/25/2035 ~	400	400
3.117% (US0001M + 1.245%) due 01/25/2036 ~	300	302
3.672% (US0001M + 1.800%) due 12/25/2034 ~	676	673
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~	147	145
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	420	180
Popular ABS Mortgage Pass-Through Trust
2.132% (US0001M + 0.260%) due 11/25/2036 ~	200	196
2.262% (US0001M + 0.390%) due 02/25/2036 ~	400	395
RAAC Trust
2.172% (US0001M + 0.300%) due 06/25/2044 ~	76	69
2.222% (US0001M + 0.350%) due 11/25/2046 ~	639	579
2.272% (US0001M + 0.400%) due 09/25/2045 ~	4,100	3,955
2.272% (US0001M + 0.400%) due 06/25/2047 ~	79	79
2.821% (US0001M + 1.200%) due 10/25/2045 ~	250	253
3.372% (US0001M + 1.500%) due 09/25/2047 ~	600	593
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~	6,000	6,004
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	544	328
7.238% due 09/25/2037 ^	260	146
Residential Asset Mortgage Products Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	92	92
2.032% (US0001M + 0.160%) due 02/25/2037 ~	243	242
2.092% (LIBOR01M + 0.220%) due 10/25/2034 ~	35	34
2.152% (US0001M + 0.280%) due 09/25/2036 ~	226	215
2.172% (US0001M + 0.300%) due 05/25/2036 ^~	1,360	1,181
2.192% (US0001M + 0.320%) due 01/25/2036~	908	822
2.352% (US0001M + 0.480%) due 09/25/2035 ~	300	301
2.517% (US0001M + 0.645%) due 11/25/2035 ~	250	251
2.532% (US0001M + 0.660%) due 10/25/2035 ~	195	196
2.562% (US0001M + 0.690%) due 10/25/2035 ~	100	98
2.772% (US0001M + 0.900%) due 08/25/2034 ~	126	126
Residential Asset Securities Corp. Trust
2.002% (US0001M + 0.130%) due 11/25/2036 ~	623	508
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	492	468
2.042% (US0001M + 0.170%) due 11/25/2036 ~	810	710
2.112% (US0001M + 0.240%) due 09/25/2036 ~	714	709
2.122% (US0001M + 0.250%) due 04/25/2037 ~	249	246
2.142% (US0001M + 0.270%) due 05/25/2037 ~	186	185
2.152% (US0001M + 0.280%) due 06/25/2036 ~	1,000	984
2.212% (US0001M + 0.340%) due 04/25/2037 ~	1,600	1,485
2.252% (US0001M + 0.380%) due 02/25/2036 ~	393	394
2.282% (US0001M + 0.410%) due 01/25/2036 ~	167	166
2.292% (US0001M + 0.420%) due 10/25/2035 ~	300	298
2.292% (US0001M + 0.420%) due 12/25/2035 ~	400	399
2.312% (US0001M + 0.440%) due 11/25/2035 ~	300	300
2.517% (US0001M + 0.645%) due 03/25/2035 ~	985	988
2.532% (LIBOR01M + 0.660%) due 12/25/2035 ~	254	214
2.562% (US0001M + 0.690%) due 11/25/2035 ~	300	296
2.637% (US0001M + 0.765%) due 03/25/2034 ~	82	82
2.712% (US0001M + 0.840%) due 12/25/2034 ~	38	38
Salomon Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 11/25/2033 ~	173	173
Saxon Asset Securities Trust
3.042% (US0001M + 1.170%) due 07/25/2031 ~	25	25
Securitized Asset-Backed Receivables LLC Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~	257	130
2.012% (US0001M + 0.140%) due 05/25/2036 ~	551	360
2.032% (US0001M + 0.160%) due 07/25/2036 ~	251	128
2.112% (US0001M + 0.240%) due 07/25/2036 ~	215	111
2.122% (US0001M + 0.250%) due 05/25/2036 ~	1,223	811
2.142% (US0001M + 0.270%) due 03/25/2036 ~	236	211
2.532% (US0001M + 0.660%) due 08/25/2035 ~	274	177
2.547% (US0001M + 0.675%) due 01/25/2035 ~	88	86
2.832% (US0001M + 0.960%) due 01/25/2036 ^~	113	87

Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~		6,800	6,817
SG Mortgage Securities Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~		31,956	11,452
2.322% (US0001M + 0.450%) due 10/25/2035 ~		1,000	982
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~		9,045	9,249
Soundview Home Loan Trust
1.952% (US0001M + 0.080%) due 06/25/2037 ~		63	46
1.982% (US0001M + 0.110%) due 02/25/2037 ~		336	142
2.032% (US0001M + 0.160%) due 11/25/2036 ~		402	390
2.052% (US0001M + 0.180%) due 02/25/2037 ~		471	202
2.052% (US0001M + 0.180%) due 07/25/2037 ~		2,789	2,432
2.222% (US0001M + 0.350%) due 03/25/2036 ~		400	385
2.697% (US0001M + 0.825%) due 06/25/2035 ~		141	140
2.822% (US0001M + 0.950%) due 10/25/2037 ~		413	357
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~		586	590
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 09/25/2037 ~		139	87
2.022% (US0001M + 0.150%) due 11/25/2037 ~		983	660
2.142% (US0001M + 0.270%) due 04/25/2037 ~		248	151
2.847% (US0001M + 0.975%) due 12/25/2035 ~		391	391
SpringCastle America Funding LLC
3.050% due 04/25/2029		10,234	10,234
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~		20,000	20,025
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		319	307
2.062% (US0001M + 0.190%) due 03/25/2036 ~		612	586
2.472% (US0001M + 0.600%) due 01/25/2036 ~		313	309
2.772% (US0001M + 0.900%) due 05/25/2035 ~		600	596
2.997% (US0001M + 1.125%) due 07/25/2033 ~		75	75
3.147% (US0001M + 1.275%) due 12/25/2034 ~		1,138	1,085
Structured Asset Securities Corp. Mortgage Loan Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~		10,110	9,868
2.012% (US0001M + 0.140%) due 09/25/2036 ~		243	242
2.022% (US0001M + 0.150%) due 09/25/2036 ~		155	152
2.032% (US0001M + 0.160%) due 03/25/2036 ~		38	38
2.042% (US0001M + 0.170%) due 12/25/2036 ~		220	214
2.082% (US0001M + 0.210%) due 02/25/2037 ~		794	767
2.102% (US0001M + 0.230%) due 01/25/2037 ~		2,868	2,041
2.122% (US0001M + 0.250%) due 09/25/2036 ~		200	196
2.242% (US0001M + 0.370%) due 04/25/2036 ~		539	506
2.772% (US0001M + 0.900%) due 08/25/2037 ~		274	278
2.872% (US0001M + 1.000%) due 08/25/2037 ~		752	757
Structured Asset Securities Corp. Trust
2.332% (US0001M + 0.460%) due 09/25/2035 ~		700	658
THL Credit Wind River CLO Ltd.
3.172% (US0003M + 1.450%) due 01/15/2026 ~		10,500	10,558
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		10,662	10,661
Venture CLO Ltd.
2.802% (US0003M + 1.080%) due 07/15/2026 ~		1,550	1,552
VOLT LLC
3.250% due 06/25/2047		11,839	11,818
WaMu Asset-Backed Certificates WaMu Trust
2.097% (US0001M + 0.225%) due 05/25/2047 ~		12,224	11,810
Wells Fargo Home Equity Asset-Backed Securities Trust
2.202% (US0001M + 0.330%) due 05/25/2036 ~		300	295
2.817% (US0001M + 0.945%) due 03/25/2035 ~		1,000	1,011
2.817% (US0001M + 0.945%) due 11/25/2035 ~		200	199
3.447% (US0001M + 1.575%) due 02/25/2035 ~		200	201

Total Asset-Backed Securities (Cost $523,065)			548,930

SOVEREIGN ISSUES 3.1%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,158
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	27,700	34,115

Total Sovereign Issues (Cost $41,176)			41,273

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (g) 0.8%			10,255

JAPAN TREASURY BILLS 7.1%
(0.158)% due 05/07/2018 (b)(c)	JPY	10,000,000	93,994

Total Short-Term Instruments (Cost $103,025)			104,249

Total Investments in Securities (Cost $2,329,395)			2,376,812

Total Investments 180.2% (Cost $2,329,395)			$2,376,812
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $2,456)			(1,016)
Other Assets and Liabilities, net (80.1)%			(1,056,951)

Net Assets 100.0%			$1,318,845

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	03/14/2017	$487	$487	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$2,955	U.S. Treasury Notes 2.000% due 04/30/2024	$(3,017)	$2,955	$2,955
JPS	1.900	03/29/2018	04/02/2018	7,300	U.S. Treasury Notes 2.375% due 03/15/2021	(7,462)	7,300	7,302

Total Repurchase Agreements						$(10,479)	$10,255	$10,257

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.940%	03/21/2018	04/23/2018	$(41,133)	$(41,160)
BSN	1.590	02/01/2018	04/02/2018	(2,431)	(2,437)
GRE	1.640	01/19/2018	04/19/2018	(129,955)	(130,387)
	2.030	03/27/2018	04/10/2018	(10,400)	(10,404)

Total Reverse Repurchase Agreements					$(184,388)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.700%	03/09/2018	04/09/2018	$(57,056)	$(57,037)
	1.760	03/13/2018	04/13/2018	(69,558)	(69,521)
	1.800	03/22/2018	04/05/2018	(91,826)	(91,812)
	2.000	03/23/2018	04/03/2018	(24,326)	(24,325)
UBS	1.630	02/07/2018	04/05/2018	(98,195)	(98,182)
	1.630	02/08/2018	04/09/2018	(58,816)	(58,797)

Total Sale-Buyback Transactions					$(399,674)

(h)	Securities with an aggregate market value of $581,732 and cash of $59 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(433,176) at a weighted average interest rate of 1.569%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(103) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$108.500	05/25/2018	1	$2	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	109.000	05/25/2018	51	102	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	109.250	05/25/2018	301	602	3	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	109.500	05/25/2018	140	280	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	109.750	05/25/2018	57	114	1	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.250	05/25/2018	30	30	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	170	170	2	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.250	05/25/2018	360	360	3	3
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.750	05/25/2018	90	90	1	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	14	14	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.000	05/25/2018	334	334	3	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.500	05/25/2018	1,563	1,563	13	2
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.000	05/25/2018	51	51	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.500	05/25/2018	7	7	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	22	22	0	0

Total Purchased Options					$27	$7

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	650	$74,400	$335	$71	$0
U.S. Treasury 10-Year Note June Futures	06/2018	807	97,760	809	189	0

				$1,144	$260	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2018	195	EUR	(37,092)	$(793)	$0	$(67)
United Kingdom Long Gilt June Futures	06/2018	372	GBP	(64,102)	(1,163)	0	(355)

					$(1,956)	$0	$(422)

Total Futures Contracts					$(812)	$260	$(422)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (1)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$88,200	$3,405	$(414)	$2,991	$0	$(51)

Total Swap Agreements						$3,405	$(414)	$2,991	$0	$(51)

(j)	Securities with an aggregate market value of $2,074 and cash of $3,231 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2018	EUR	27,700		$34,201	$18	$0
	05/2018		$1,141	CAD	1,433	0	(28)
CBK	04/2018	EUR	9,895		$12,224	49	0
	04/2018	GBP	16,135		22,693	55	0
	06/2018		$13,568	RUB	777,407	0	(96)
GLM	04/2018	EUR	21,110		$26,104	129	0
	05/2018	AUD	36,942		28,905	531	0
HUS	04/2018		$23,699	GBP	16,667	0	(315)
	05/2018	GBP	16,667		$23,728	315	0
	05/2018		$15,781	MXN	295,650	388	0
JPM	04/2018	GBP	532		$735	0	(11)
SCX	05/2018		$123	RUB	7,110	1	0
SOG	05/2018	ILS	1,840		$544	18	0
UAG	04/2018		$38,402	EUR	31,005	0	(252)
	05/2018	EUR	31,005		$38,482	253	0
	05/2018	JPY	10,000,000		92,484	0	(1,674)
	06/2018	KRW	25,119,481		23,731	100	0

Total Forward Foreign Currency Contracts						$1,857	$(2,376)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	$72.000	05/07/2018	$62,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	67.000	05/07/2018	100,000	4	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	50,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	100,000	4	0

Total Purchased Options					$12	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$50,900	$(46)	$(37)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	43,500	(48)	(50)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	18,700	(23)	(10)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	43,500	(51)	(50)

						$(168)	$(147)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$ 100.750	04/05/2018	$30,000	$(80)	$(9)

Total Written Options					$(248)	$(156)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.314%	$2,000	$(122)	$98	$0	$(24)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	5,900	(393)	322	0	(71)
GST	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	9,600	48	10	58	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	5,000	(246)	142	0	(104)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	4,100	(27)	33	6	0

Total Swap Agreements							$(740)	$605	$64	$(199)

(l)	Securities with an aggregate market value of $2,006 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,569	$7,569
Corporate Bonds & Notes
Banking & Finance	0	195,873	0	195,873
Industrials	0	52,883	0	52,883
Utilities	0	3,043	0	3,043
Municipal Bonds & Notes
California	0	4,904	0	4,904
Illinois	0	3,358	0	3,358
Ohio	0	1,276	0	1,276
Pennsylvania	0	10,111	0	10,111
Texas	0	1,029	0	1,029
Virginia	0	18,104	0	18,104
West Virginia	0	23,636	0	23,636
U.S. Government Agencies	0	635,671	0	635,671
U.S. Treasury Obligations	0	453,910	0	453,910
Non-Agency Mortgage-Backed Securities	0	270,993	0	270,993
Asset-Backed Securities	0	548,930	0	548,930
Sovereign Issues	0	41,273	0	41,273
Short-Term Instruments
Repurchase Agreements	0	10,255	0	10,255
Japan Treasury Bills	0	93,994	0	93,994

Total Investments	$0	$2,369,243	$7,569	$2,376,812

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	260	7	0	267
Over the counter	0	1,921	0	1,921
	$260	$1,928	$0	$2,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(422)	(51)	0	(473)
Over the counter	0	(2,731)	0	(2,731)

	$(422)	$(2,782)	$0	$(3,204)

Total Financial Derivative Instruments	$(162)	$(854)	$0	$(1,016)

Totals	$(162)	$2,368,389	$7,569	$2,375,796

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series R

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.8% ¤
CORPORATE BONDS & NOTES 10.3%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		100	103
Ally Financial, Inc.
3.500% due 01/27/2019		400	401
American Honda Finance Corp.
2.137% due 11/05/2021 ~		200	200
Bank of America N.A.
1.750% due 06/05/2018		1,800	1,798
Deutsche Bank AG
4.250% due 10/14/2021		1,400	1,423
Dexia Credit Local S.A.
2.375% due 09/20/2022		600	585
2.500% due 01/25/2021		310	308
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		300	294
3.325% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,423
ING Bank NV
2.625% due 12/05/2022		400	392
International Lease Finance Corp.
5.875% due 04/01/2019		100	103
6.250% due 05/15/2019		100	103
8.250% due 12/15/2020		100	112
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(d)	GBP	400	589
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	1	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		171	30
Realkredit Danmark A/S
2.500% due 07/01/2047		125	21
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		$900	901
2.627% (US0003M + 0.580%) due 06/08/2020 ~		1,000	1,004

			9,891

INDUSTRIALS 0.7%
BAT Capital Corp.
2.423% due 08/14/2020 ~		300	301
eBay, Inc.
2.750% due 01/30/2023		300	290
Enbridge, Inc.
2.108% due 01/10/2020 ~		300	299
VMware, Inc.
2.950% due 08/21/2022		100	96

			986

UTILITIES 2.7%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		400	401
2.672% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,112
5.150% due 02/14/2050		300	304
5.300% due 08/14/2058		100	101
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	120	151
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		$570	570
Petrobras Global Finance BV
4.375% due 05/20/2023		200	197
6.125% due 01/17/2022		200	214
7.375% due 01/17/2027		500	542

Sempra Energy
2.575% due 03/15/2021 ~		200	201

			3,793

Total Corporate Bonds & Notes (Cost $14,565)			14,670

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
2.317% (LIBOR01M + 0.445%) due 02/25/2037 ~		43	43
2.401% (12MTA + 1.200%) due 10/01/2044 ~		5	5
Fannie Mae, TBA
3.000% due 05/01/2048		300	292
3.500% due 05/01/2048 - 06/01/2048		11,200	11,199
4.000% due 05/01/2048		9,800	10,036
Freddie Mac
3.239% (US0012M + 1.490%) due 09/01/2036 ~		53	55
3.345% (US0006M + 1.744%) due 07/01/2036 ~		54	56

Total U.S. Government Agencies (Cost $21,608)			21,686

U.S. TREASURY OBLIGATIONS 119.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019		1,043	1,042
0.125% due 04/15/2020 (f)(j)		17,840	17,770
0.125% due 04/15/2021 (f)		22,518	22,325
0.125% due 01/15/2022 (h)(j)		843	834
0.125% due 04/15/2022		798	787
0.125% due 07/15/2022		548	542
0.125% due 07/15/2024 (f)		11,430	11,162
0.125% due 07/15/2026		2,523	2,424
0.250% due 01/15/2025 (f)		7,828	7,652
0.375% due 07/15/2023 (f)		3,929	3,915
0.375% due 07/15/2025		1,936	1,910
0.500% due 01/15/2028		1,479	1,452
0.625% due 07/15/2021 (f)		660	668
0.625% due 01/15/2024		4,869	4,892
0.625% due 01/15/2026 (f)		13,029	13,021
0.625% due 02/15/2043 (j)		539	508
0.750% due 02/15/2042		1,634	1,590
0.750% due 02/15/2045		3,053	2,939
0.875% due 02/15/2047		5,920	5,866
1.000% due 02/15/2046 (f)		4,477	4,578
1.000% due 02/15/2048		1,552	1,589
1.250% due 07/15/2020		829	851
1.375% due 07/15/2018 (f)(j)		402	406
1.375% due 02/15/2044 (f)		6,690	7,429
1.750% due 01/15/2028 (f)		19,706	21,653
1.875% due 07/15/2019		1,973	2,026
2.000% due 01/15/2026		1,889	2,085
2.125% due 02/15/2040 (j)		275	347
2.125% due 02/15/2041		2,490	3,158
2.375% due 01/15/2025		3,840	4,298
2.500% due 01/15/2029 (f)		10,435	12,354
3.375% due 04/15/2032		566	761
3.625% due 04/15/2028		4,584	5,874
3.875% due 04/15/2029		1,606	2,136

Total U.S. Treasury Obligations (Cost $171,745)			170,844

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Citigroup Mortgage Loan Trust
1.821% (US0001M + 0.200%) due 06/25/2047 ~		793	795
Countrywide Alternative Loan Trust
2.017% (US0001M + 0.195%) due 12/20/2046 ^~		1,237	1,056
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	166	184
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		$35	36
HarborView Mortgage Loan Trust
2.422% (US0001M + 0.600%) due 06/20/2035 ~		569	563
IndyMac Mortgage Loan Trust
2.712% (US0001M + 0.840%) due 05/25/2034 ~		1,512	1,410
MortgageIT Trust
2.877% (US0001M + 1.005%) due 12/25/2034 ~		29	27
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~		258	114
Swan Trust
3.110% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	243	188

Total Non-Agency Mortgage-Backed Securities (Cost $4,155)			4,373

ASSET-BACKED SECURITIES 6.0%
Asset-Backed Funding Certificates Trust
2.472% (US0001M + 0.600%) due 10/25/2034 ~		$22	22

Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		46	46
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		715	720
Citigroup Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 01/25/2037 ~		222	159
2.017% (US0001M + 0.145%) due 09/25/2036 ~		737	712
Citigroup Mortgage Loan Trust, Inc.
2.332% (US0001M + 0.460%) due 10/25/2035 ~		500	465
Countrywide Asset-Backed Certificates Trust
2.402% (US0001M + 0.530%) due 02/25/2036 ~		500	497
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		390	392
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		700	701
First Franklin Mortgage Loan Trust
2.697% (US0001M + 0.825%) due 01/25/2035 ~		42	42
Home Equity Asset Trust
2.727% (US0001M + 0.855%) due 08/25/2034 ~		107	106
Long Beach Mortgage Loan Trust
2.332% (US0001M + 0.460%) due 01/25/2046 ~		23	23
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~		66	67
Morgan Stanley ABS Capital, Inc. Trust
2.532% (US0001M + 0.660%) due 01/25/2035 ~		268	262
Mountain View CLO Ltd.
2.587% due 10/13/2027 ~		200	200
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.382% (US0001M + 0.510%) due 05/25/2035 ~		1,300	1,201
RAAC Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ~		100	96
Saxon Asset Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~		42	38
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		600	600
Structured Asset Securities Corp. Mortgage Loan Trust
2.872% (US0001M + 1.000%) due 08/25/2037 ~		56	57
Venture CLO Ltd.
2.784% due 02/28/2026 ~		1,650	1,650
VOLT LLC
3.125% due 09/25/2047		443	441
3.500% due 03/25/2047		72	72

Total Asset-Backed Securities (Cost $8,410)			8,569

SOVEREIGN ISSUES 22.3%
Argentina Government International Bond
5.875% due 01/11/2028		400	377
6.875% due 01/26/2027		1,000	1,021
22.844% (BADLARPP) due 10/04/2022 ~	ARS	100	8
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		1,596	81
27.250% due 06/21/2020 ~		14,879	787
Australia Government International Bond
3.000% due 09/20/2025 (c)	AUD	1,874	1,679
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	45,100	13,455
Canadian Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	900	933
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	50	66
3.750% due 07/26/2023		130	180
3.875% due 05/06/2022		110	152
4.250% due 11/04/2025		130	187
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	11,454	2,046
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$300	290
France Government International Bond
0.100% due 03/01/2025 (c)	EUR	316	418
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (c)		949	1,206
2.350% due 09/15/2024 (c)		204	293
Japan Bank for International Cooperation
2.375% due 07/21/2022		$200	195
Japan Government International Bond
0.100% due 03/10/2027 (c)	JPY	171,170	1,711
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,021	452
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	425	320
2.500% due 09/20/2035 (c)		414	327
3.000% due 09/20/2030 (c)		1,262	1,044
United Kingdom Gilt
0.125% due 03/22/2026 (c)	GBP	1,984	3,224
0.125% due 11/22/2056 (c)		142	388
0.125% due 11/22/2065 (c)		120	390

1.875% due 11/22/2022 (c)		309	515

Total Sovereign Issues (Cost $31,528)			31,745

SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
2.355% due 05/17/2018		$1,000	1,001

REPURCHASE AGREEMENTS (e) 0.3%			427

JAPAN TREASURY BILLS 10.1%
(0.162)% due 05/01/2018 - 05/21/2018 (a)(b)	JPY	1,530,000	14,381

Total Short-Term Instruments (Cost $15,684)			15,809

Total Investments in Securities (Cost $267,695)			267,696

Total Investments 187.8% (Cost $267,695)			$267,696
Financial Derivative Instruments (g)(i) (0.9)% (Cost or Premiums, net $(1,012))			(1,295)
Other Assets and Liabilities, net (86.9)%			(123,864)

Net Assets 100.0%			$142,537

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$427	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(438)	$427	$427

Total Repurchase Agreements						$(438)	$427	$427

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	2.100%	03/26/2018	04/02/2018	$(17,967)	$(17,967)
BPG	1.830	03/12/2018	04/12/2018	(4,620)	(4,618)
	2.100	03/26/2018	04/02/2018	(1,443)	(1,443)
NOM	1.650	03/05/2018	04/05/2018	(875)	(874)
TDM	1.590	02/02/2018	04/03/2018	(86,091)	(86,087)
	1.620	02/06/2018	04/06/2018	(6,459)	(6,458)
	1.650	01/29/2018	04/13/2018	(3,411)	(3,410)
	1.680	02/16/2018	04/13/2018	(1,219)	(1,218)

Total Sale-Buyback Transactions					$(122,075)

(f)	Securities with an aggregate market value of $122,307 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(92,693) at a weighted average interest rate of 1.579%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(10) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.500	05/25/2018	9	$9	$0	$0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	122.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.000	05/25/2018	105	105	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.250	05/25/2018	19	19	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	37	37	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.000	05/25/2018	15	15	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.500	05/25/2018	21	21	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	173.000	05/25/2018	14	14	0	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	179.000	05/25/2018	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	28	28	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	183.000	05/25/2018	6	6	0	0

					$2	$1

Total Purchased Options					$2	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	38	$38	$(10)	$(3)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	38	38	(8)	(12)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	8	8	(7)	(1)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	11	11	(12)	(23)

					$(37)	$(39)

Total Written Options					$(37)	$(39)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2		$488	$(1)	$0	$0
90-Day Eurodollar December Futures	12/2019	2		486	(1)	0	0
90-Day Eurodollar June Futures	06/2018	2		489	(1)	0	0
90-Day Eurodollar June Futures	06/2019	2		487	(1)	0	0
90-Day Eurodollar March Futures	03/2019	2		487	(1)	0	0
90-Day Eurodollar September Futures	09/2018	2		488	(1)	0	0
90-Day Eurodollar September Futures	09/2019	2		486	(1)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	2	EUR	392	6	0	0
Put Options Strike @ EUR 122.000 on Euro-Bobl June 2018 Futures	05/2018	19		0	0	0	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	2		0	0	0	0
U.S. Treasury 10-Year Note June Futures	06/2018	45		$5,451	52	11	0

					$51	$11	$0

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	7	AUD	(697)	$(13)	$1	$(3)
Euro-BTP Italy Government Bond June Futures	06/2018	12	EUR	(1,793)	(14)	0	(7)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	28		(5,326)	(108)	0	(10)
Japan Government 10-Year Bond June Futures	06/2018	8	JPY	(11,336)	(5)	6	(1)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	19	EUR	0	7	0	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	19		(1)	7	1	0
U.S. Treasury 5-Year Note June Futures	06/2018	115	USD	(13,163)	(49)	0	(13)
U.S. Treasury 30-Year Bond June Futures	06/2018	39		(5,718)	(151)	0	(29)
United Kingdom Long Gilt June Futures	06/2018	38	GBP	(6,548)	(121)	0	(36)

					$(447)	$8	$(99)

Total Futures Contracts					$(396)	$19	$(99)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	150	$3	$1	$4	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$3,340	$(257)	$35	$(222)	$0	$(14)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,900	(33)	(24)	(57)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,200	(138)	(12)	(150)	0	(4)

						$(428)	$(1)	$(429)	$0	$(19)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	1,000	$(1)	$3	$2	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047		$1,190	2	93	95	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	(16)	(13)	0	(2)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(19)	(15)	0	(6)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$3,800	16	(13)	3	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		100	(1)	1	0	0	0
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		10,500	206	(27)	179	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		7,200	16	(123)	(107)	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	(76)	(70)	2	0
Pay (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,100	(236)	24	(212)	4	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	(9)	(9)	2	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	(10)	(10)	2	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	(10)	(10)	2	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	(16)	(40)	3	0
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		2,300	(10)	65	55	0	(3)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	164	141	0	(9)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	73	70	0	(2)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	194	232	426	0	(17)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		12,200	112	132	244	0	(18)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,860	(112)	400	288	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		500	(5)	15	10	0	(1)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		6,880	(45)	(9)	(54)	0	(11)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,000	110	(15)	95	0	(4)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60	(5)	0	(5)	0	0
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		160	0	(3)	(3)	0	(1)
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		200	0	(3)	(3)	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	2,400	55	(40)	15	0	(13)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		980	(52)	(27)	(79)	0	(8)
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	390,000	(7)	(2)	(9)	1	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		170,000	(3)	2	(1)	1	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		180,000	(10)	(4)	(14)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	16,600	0	(12)	(12)	3	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		11,600	17	(12)	5	3	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		3,100	2	(7)	(5)	1	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		4,000	20	(11)	9	1	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		2,230	0	(6)	(6)	1	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	1,000	0	1	1	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		910	0	(12)	(12)	1	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		1,500	(22)	(5)	(27)	1	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		2,300	(3)	4	1	2	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		1,000	0	2	2	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(2)	(3)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	4	5	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		$2,800	1	21	22	1	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		280	0	0	0	0	0
Receive	CPURNSA	2.078	Maturity	03/29/2019		11,500	0	4	4	0	(5)
Receive	CPURNSA	2.070	Maturity	10/04/2019		200	0	(2)	(2)	0	(1)
Pay	CPURNSA	2.168	Maturity	07/15/2020		1,700	0	7	7	2	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	12	12	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	11	11	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		900	30	0	30	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	0	23	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	4	4	2	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		900	(48)	1	(47)	0	(1)
	CPURNSA	1.760	Maturity	08/30/2026		1,100	(54)	2	(52)	0	(1)
Receive	CPURNSA	1.800	Maturity	09/12/2026		1,900	(19)	(65)	(84)	0	(1)
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	2	(34)	0	(1)
Receive	CPURNSA	1.805	Maturity	09/12/2026		600	(27)	1	(26)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,300	(63)	3	(60)	0	(1)
Receive	CPURNSA	2.335	Maturity	02/05/2028		1,650	4	4	8	0	0
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	1,130	0	0	0	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		430	0	3	3	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,670	0	16	16	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		240	0	3	3	0	0
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	1,500	(85)	75	(10)	1	0
Receive	UKRPI	3.350	Maturity	05/15/2030		1,800	(18)	78	60	1	0
Receive	UKRPI	3.400	Maturity	06/15/2030		1,000	17	24	41	1	0
Receive	UKRPI	3.325	Maturity	08/15/2030		3,950	(39)	93	54	0	(8)
Receive	UKRPI	3.140	Maturity	04/15/2031		40	(4)	1	(3)	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		1,870	(2)	39	37	0	(2)
Receive	UKRPI	3.358	Maturity	04/15/2035		700	(24)	37	13	1	0
Pay	UKRPI	3.585	Maturity	10/15/2046		980	(73)	(44)	(117)	9	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,210	78	(58)	20	12	0

							$(138)	$998	$860	$70	$(127)

Total Swap Agreements							$(563)	$998	$435	$70	$(146)

(h)	Securities with an aggregate market value of $229 and cash of $2,361 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	ARS	6,752	$	334	$0	$(2)
	04/2018	AUD	4,105		3,232	79	0
	04/2018	DKK	9,758		1,564	0	(46)
	04/2018	PLN	446		133	3	0
	05/2018		$329	ARS	6,752	1	0
	05/2018		388	ZAR	4,692	6	0
	05/2018	ZAR	4,805	$	397	0	(7)
BPS	05/2018		$74	ARS	1,516	0	(1)
	06/2018		24		477	0	(1)
	07/2018	BRL	12,500	$	3,566	0	(190)
CBK	04/2018	DKK	2,401		382	0	(14)
	04/2018	GBP	9,034		12,706	31	0
	04/2018		$328	ARS	6,752	7	0
	04/2018		2,011	DKK	12,157	0	(5)
	04/2018		3,940	GBP	2,822	22	(3)
	05/2018	JPY	480,000	$	4,415	0	(103)
	05/2018	MXN	5,107		270	0	(9)
	06/2018	INR	18,605		283	0	0
	06/2018	RUB	20,684		361	3	0
	07/2018	BRL	1,600		476	0	(5)
	07/2018	DKK	12,157		2,025	5	0
DUB	04/2018		$3,177	AUD	4,105	0	(24)
	05/2018	AUD	4,105	$	3,177	24	0
	07/2018	BRL	17,300		5,037	7	(169)
GLM	04/2018	EUR	4,494		5,560	30	0
	04/2018		$2,039	GBP	1,469	22	0
	05/2018		81	ARS	1,636	0	(1)
HUS	04/2018	CAD	2,238	$	1,773	36	0
	04/2018		$68	ARS	1,409	1	0
	04/2018		5,577	GBP	3,922	0	(74)
	05/2018	GBP	3,922	$	5,584	74	0
	05/2018		$344	RUB	19,944	2	0
	06/2018		535	IDR	7,387,126	0	(1)
	06/2018		223	KRW	241,181	4	0
	07/2018	BRL	21,200	$	6,052	0	(319)
JPM	04/2018	NZD	2,425		1,778	26	0
	04/2018		$1,739	CAD	2,238	0	(1)
	04/2018		1,141	GBP	821	10	0
	05/2018	CAD	2,238	$	1,740	1	0
	07/2018		$2,304	BRL	7,500	0	(51)
	07/2018		820	COP	2,348,420	17	0
MSB	04/2018	JPY	97,100	$	912	0	0
	05/2018		930,000		8,772	11	(5)
	05/2018		$239	ARS	5,003	4	0
	07/2018	PLN	446	$	131	1	0
	08/2018		$39	ARS	798	0	(2)
UAG	04/2018		4,309	EUR	3,479	0	(28)
	04/2018		925	JPY	97,100	0	(12)
	04/2018		1,768	NZD	2,425	0	(16)
	05/2018	EUR	3,479	$	4,318	28	0
	05/2018	JPY	217,100		2,028	12	(27)
	05/2018	NZD	2,425		1,768	16	0
	06/2018	KRW	973,385		920	4	0
	06/2018		$1,151	INR	75,030	0	(11)

Total Forward Foreign Currency Contracts						$487	$(1,127)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$	1.330	04/12/2018	EUR	2,500	$1	$0
BRC	Call - OTC AUD versus USD		0.830	04/19/2018	AUD	1,640	0	0
	Call - OTC EUR versus USD		1.310	04/19/2018	EUR	200	0	0
	Put - OTC USD versus JPY	JPY	96.000	04/19/2018		$1,414	0	0

							$1	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$1,000	$101	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,000	100	152
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	3,300	38	51

							$239	$203

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170%	3-Month USD-LIBOR	04/03/2018	$17,600	$5	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$120.000	04/05/2018	$3,000	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	17,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	9,800	0	0

					$1	$0

Total Purchased Options					$246	$203

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$600	$(1)	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		600	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		500	(1)	(1)
BRC	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	3,800	(2)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		3,800	(7)	(6)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018		1,800	(1)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		1,800	(1)	0
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		$1,000	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		500	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		600	(1)	(1)

							$(17)	$(13)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020		$32,200	$(287)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020		1,500	(19)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index -1) -3.000%] or 0	06/22/2035	EUR	1,200	(55)	(7)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index -1) -4.000%] or 0	04/22/2024		$6,500	(47)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,800	(54)	(7)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,100	(39)	(4)

							$(505)	$(19)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155%	3-Month USD-LIBOR	04/03/2018	$17,600	$(6)	$0
	Call - OTC 1-Year Interest Rate Floor (1)	0.000	3-Month USD-LIBOR	01/02/2020	25,000	(20)	(33)

						$(26)	$(33)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.875	05/07/2018	$3,800	$(19)	$(5)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.875	05/07/2018	3,800	(17)	(22)

					$(36)	$(27)

Total Written Options					$(584)	$(92)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%	$300	$(21)	$21	$0	$0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	1,200	(83)	83	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	400	(26)	21	0	(5)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(14)	14	0	0

							$(144)	$139	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$220	$(7)	$9	$2	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	500	(22)	24	2	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	180	(6)	7	1	0

						$(35)	$40	$5	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020		$1,700	$0	$45	$45	$0
BRC	Receive (7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	(1)	0	(1)
	Pay (7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		480	0	2	2	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$5,000	103	(510)	0	(407)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,230	0	(1)	0	(1)
	Receive (7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,740	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		890	0	7	7	0
	Pay (7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		370	0	2	2	0
	Pay	CPURNSA	2.033	Maturity	04/15/2018		$5,300	0	(166)	0	(166)
JPM	Receive (7)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	ILS	2,150	0	(1)	0	(1)
	Pay (7)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		460	0	3	3	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020		$4,000	0	109	109	0
	Receive	CPURNSA	1.788	Maturity	07/18/2026		900	0	(42)	0	(42)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		1,500	0	(67)	0	(67)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		900	0	(41)	0	(41)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		300	0	(13)	0	(13)

								$103	$(675)	$168	$(740)

Total Swap Agreements								$(76)	$(496)	$173	$(745)

(j)	Securities with an aggregate market value of $1,366 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,891	$0	$9,891
Industrials	0	986	0	986
Utilities	0	3,793	0	3,793
U.S. Government Agencies	0	21,686	0	21,686
U.S. Treasury Obligations	0	170,844	0	170,844
Non-Agency Mortgage-Backed Securities	0	4,373	0	4,373
Asset-Backed Securities	0	8,569	0	8,569
Sovereign Issues	0	31,745	0	31,745
Short-Term Instruments
Certificates of Deposit	0	1,001	0	1,001
Repurchase Agreements	0	427	0	427
Japan Treasury Bills	0	14,381	0	14,381

Total Investments	$0	$267,696	$0	$267,696

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	71	0	90
Over the counter	0	863	0	863
	$19	$934	$0	$953

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(99)	(185)	0	(284)
Over the counter	0	(1,964)	0	(1,964)

	$(99)	$(2,149)	$0	$(2,248)

Total Financial Derivative Instruments	$(80)	$(1,215)	$0	$(1,295)

Totals	$(80)	$266,481	$0	$266,401

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.9% ¤
MUNICIPAL BONDS & NOTES 101.9%
ALABAMA 2.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	$2,000	$2,147

ARIZONA 2.5%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,072
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,108

		2,180

CALIFORNIA 12.1%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2042	1,105	1,210
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,289
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,425	1,439
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	1,000	1,121
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,082
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	3,000	3,392

		10,533

COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,349

CONNECTICUT 1.4%
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2029	110	128
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,136

		1,264

FLORIDA 2.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,428
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	627

		2,055

GEORGIA 2.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	989
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
1.865% due 04/01/2048 ~	1,000	995

		1,984

ILLINOIS 10.3%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,000	1,058
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,500	1,644
Chicago, Illinois General Obligation Notes, Series 2016
5.000% due 01/01/2024	1,000	1,075
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,000	1,042
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,000	1,006
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,021
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,091

		8,937

KANSAS 2.5%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,202

KENTUCKY 2.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,132

LOUISIANA 1.5%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2015
4.500% due 05/01/2039	1,250	1,340

MASSACHUSETTS 3.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	1,096
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,256

		3,352

MICHIGAN 3.7%
Michigan Finance Authority Revenue Notes, Series 2014
4.000% due 10/01/2024	2,000	2,101
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2024	1,000	1,111

		3,212

MISSOURI 1.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
2.856% due 06/01/2031	475	468
2.885% due 06/01/2031	1,000	984

		1,452

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2032	1,000	1,080

NEW JERSEY 8.0%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2042	1,250	1,383
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017
5.000% due 03/01/2026	250	284
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.130% due 09/01/2027 ~	500	494
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2030	1,000	1,088
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	1,500	1,616
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,123
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.865% due 01/01/2024 ~	1,000	999

		6,987

NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017
5.000% due 08/01/2027	500	593

NEW YORK 7.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	1,340	1,502
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,281
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2033	1,000	1,110
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,749

		6,642

NORTH CAROLINA 1.3%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,096

OHIO 1.0%
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2030	750	874

OREGON 0.6%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	500	503

PENNSYLVANIA 3.9%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,130
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	1,000	1,117
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045	1,000	1,123

		3,370

PUERTO RICO 4.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	1,010	889
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	500	536
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	2,000	2,136

		3,561

RHODE ISLAND 2.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,075
5.000% due 06/01/2050	1,000	1,031

		2,106

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	228

TEXAS 13.8%
Austin, Texas Airport System Revenue Bonds, Series 2017
5.000% due 11/15/2046	1,000	1,133
Irving Hospital Authority, Texas Revenue Bonds, Series 2017
2.680% due 10/15/2044 ~	1,000	1,000
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	1,000	1,013
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	630	683
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2025	1,000	1,168
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,135
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	5,860

		11,992

VIRGINIA 3.0%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,602

WASHINGTON 0.6%
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.980% due 01/01/2035 ~	500	499

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,124

Total Municipal Bonds & Notes (Cost $85,651)		88,396

Total Investments in Securities (Cost $85,651)		88,396

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	30,392	300

Total Short-Term Instruments (Cost $300)		300

Total Investments in Affiliates (Cost $300)		300

Total Investments 102.3% (Cost $85,951)		$88,696
Financial Derivative Instruments (a)(b) (0.1)% (Cost or Premiums, net $(136))		(110)
Other Assets and Liabilities, net (2.2)%		(1,851)

Net Assets 100.0%		$86,735

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond June Futures	06/2018	24	$(3,519)	$(107)	$0	$(18)

Total Futures Contracts				$(107)	$0	$(18)

Cash of $107 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$5,400	$(136)	$0	$0	$(136)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$1,300	$0	$44	$44	$0

Total Swap Agreements							$(136)	$44	$44	$(136)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,147	$0	$2,147
Arizona	0	2,180	0	2,180
California	0	10,533	0	10,533
Colorado	0	2,349	0	2,349
Connecticut	0	1,264	0	1,264
Florida	0	2,055	0	2,055
Georgia	0	1,984	0	1,984
Illinois	0	8,937	0	8,937
Kansas	0	2,202	0	2,202
Kentucky	0	2,132	0	2,132
Louisiana	0	1,340	0	1,340
Massachusetts	0	3,352	0	3,352
Michigan	0	3,212	0	3,212
Missouri	0	1,452	0	1,452
Nebraska	0	1,080	0	1,080
New Jersey	0	6,987	0	6,987
New Mexico	0	593	0	593
New York	0	6,642	0	6,642
North Carolina	0	1,096	0	1,096
Ohio	0	874	0	874
Oregon	0	503	0	503
Pennsylvania	0	3,370	0	3,370
Puerto Rico	0	3,561	0	3,561
Rhode Island	0	2,106	0	2,106
Tennessee	0	228	0	228
Texas	0	11,992	0	11,992
Virginia	0	2,602	0	2,602
Washington	0	499	0	499
Wisconsin	0	1,124	0	1,124
	$0	$88,396	$0	$88,396

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$300	$0	$0	$300

Total Investments	$300	$88,396	$0	$88,696

Financial Derivative Instruments - Assets
Over the counter	$0	$44	$0	$44

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	0	0	(18)
Over the counter	0	(136)	0	(136)

	$(18)	$(136)	$0	$(154)

Total Financial Derivative Instruments	$(18)	$(92)	$0	$(110)

Totals	$282	$88,304	$0	$88,586

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio less any liabilities by the total number of shares outstanding of that Portfolio.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by Pacific Investment Management Company LLC (the “Adviser”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO ManagedAccts - Fixed Income SHares: Series LD	$0	$4,601	$(4500)	$0	$0	$101	$0	$0
PIMCO ManagedAccts - Fixed Income SHares - Series TE	0	300	0	0	0	300	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPS	JP Morgan Securities, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
COP	Colombian Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	MCDX	Municipal Bond Credit Derivative Index
BBSW1M	1 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	T7Y	7 Year Treasury
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	BAM	Build America Mutual Assurance
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EONIA	Euro OverNight Index Average	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018